UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing in municipal money market securities.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Treasury
Daily Money Class
Actual	$ 1,000.00	$ 1,023.10	$ 3.51
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Capital Reserves Class
Actual	$ 1,000.00	$ 1,021.80	$ 4.76
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Advisor B Class
Actual	$ 1,000.00	$ 1,019.30	$ 7.26
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.25
Advisor C Class
Actual	$ 1,000.00	$ 1,019.30	$ 7.26
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.25
Prime
Daily Money Class
Actual	$ 1,000.00	$ 1,023.60	$ 3.51
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Capital Reserves Class
Actual	$ 1,000.00	$ 1,022.30	$ 4.76
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Tax-Exempt
Daily Money Class
Actual	$ 1,000.00	$ 1,014.90	$ 3.50
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Capital Reserves Class
Actual	$ 1,000.00	$ 1,013.60	$ 4.74
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Fidelity Tax-Free Money Market Fund
Actual	$ 1,000.00	$ 1,016.10	$ 2.25
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Treasury
Daily Money Class	.70%
Capital Reserves Class	.95%
Advisor B Class	1.45%
Advisor C Class	1.45%
Prime
Daily Money Class	.70%
Capital Reserves Class	.95%
Tax-Exempt
Daily Money Class	.70%
Capital Reserves Class	.95%
Fidelity Tax-Free Money Market Fund	.45%

Semiannual Report

Treasury Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/07	% of fund's investments 10/31/06	% of fund's investments 4/30/06
0 - 30	94.9	100.0	94.5
31 - 90	3.0	0.0	2.7
91 - 180	0.9	0.0	1.7
181 - 397	1.2	0.0	1.1
Weighted Average Maturity
	4/30/07	10/31/06	4/30/06
Treasury Fund	8 Days	11 Days	11 Days
All Taxable Money Market Funds Average*	40 Days	42 Days	38 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Repurchase Agreements 99.8%	Repurchase Agreements 100.2%
Net Other Assets 0.2%	Net Other Assets** (0.2)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Treasury Fund

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Repurchase Agreements - 99.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 5.12% dated 4/30/07 due 5/1/07:
(Collateralized by U.S. Treasury Obligations) #	$ 2,915,447	$ 2,915,032
(Collateralized by U.S. Treasury Obligations) #	52,739	52,731
With:
Barclays Capital, Inc. At 5.22%, dated 1/5/07 due 7/5/07 (Collateralized by U.S. Treasury Obligations valued at $61,200,494, 0% - 4.25%, 7/31/07 - 8/15/13)	61,575	60,000
Morgan Stanley & Co., Inc. At 5.2%, dated 1/3/07 due 7/3/07 (Collateralized by U.S. Treasury Obligations valued at $36,370,043, 2% - 2%, 1/15/14 - 1/15/14)	35,915	35,000
UBS Warburg LLC At:
5.2%, dated 4/12/07 due 1/9/08 (Collateralized by U.S. Treasury Obligations valued at $39,727,115, 2.63% - 3.75%, 5/15/08 - 3/15/09)	39,493	38,000
5.23%, dated:
11/9/06 due 5/8/07 (Collateralized by U.S. Treasury Obligations valued at $52,936,497, 2.63% - 4.38%, 3/15/09 - 12/15/10)	51,308	50,000
1/12/07 due 10/9/07 (Collateralized by U.S. Treasury Obligations valued at $31,567,114, 2.63% - 3.75%, 5/15/08 - 3/15/09)	31,177	30,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $3,180,763)		3,180,763
NET OTHER ASSETS - 0.2%		6,460
NET ASSETS - 100%		$ 3,187,223
Legend
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (amounts in thousands)
$2,915,032,000 due 5/01/07 at 5.12%
BNP Paribas Securities Corp.	$ 531,748
Barclays Capital, Inc.	152,993
Bear Stearns & Co., Inc.	627,018
Credit Suisse Securities (USA) LLC	125,404
Deutsche Bank Securities, Inc.	188,106
Fortis Securities LLC	62,702
HSBC Securities (USA), Inc.	250,807
J.P. Morgan Securities, Inc.	125,404
Lehman Brothers, Inc.	600,043
Morgan Stanley & Co., Inc.	250,807
$ 2,915,032
$52,731,000 due 5/01/07 at 5.12%
Banc of America Securities LLC	$ 8,055
Barclays Capital, Inc.	17,963
Fortis Securities LLC	11,514
Lehman Brothers, Inc.	15,199
$ 52,731
Income Tax Information
At October 31, 2006, the fund had a capital loss carryforward of approximately $92,000 of which $43,000 and $49,000 will expire on October 31, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Treasury Fund

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,180,763) - See accompanying schedule: Unaffiliated issuers (cost $3,180,763)		$ 3,180,763
Receivable for fund shares sold		35,519
Interest receivable		3,864
Prepaid expenses		8
Receivable from investment adviser for expense reductions		140
Other receivables		7
Total assets		3,220,301

Liabilities
Payable for fund shares redeemed	$ 29,955
Distributions payable	771
Accrued management fee	659
Distribution fees payable	1,109
Other affiliated payables	552
Other payables and accrued expenses	32
Total liabilities		33,078

Net Assets		$ 3,187,223
Net Assets consist of:
Paid in capital		$ 3,187,260
Undistributed net investment income		55
Accumulated undistributed net realized gain (loss) on investments		(92)
Net Assets		$ 3,187,223

Daily Money Class: Net Asset Value, offering price and redemption price per share ($1,341,896 ÷ 1,342,115 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,687,481 ÷ 1,687,258 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($60,823 ÷ 60,837 shares)A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($97,023 ÷ 97,037 shares)A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)

Investment Income
Interest		$ 88,537

Expenses
Management fee	$ 4,179
Transfer agent fees	3,322
Distribution fees	7,124
Accounting fees and expenses	153
Custodian fees and expenses	1
Independent trustees' compensation	5
Registration fees	255
Audit	31
Legal	9
Miscellaneous	61
Total expenses before reductions	15,140
Expense reductions	(530)	14,610
Net investment income		73,927
Net increase in net assets resulting from operations		$ 73,927

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 73,927	$ 88,120
Net realized gain (loss)	-	5
Net increase in net assets resulting from operations	73,927	88,125
Distributions to shareholders from net investment income	(73,923)	(88,121)
Share transactions - net increase (decrease)	555,515	668,430
Total increase (decrease) in net assets	555,519	668,434

Net Assets
Beginning of period	2,631,704	1,963,270
End of period (including undistributed net investment income of $55 and undistributed net investment income of $51, respectively)	$ 3,187,223	$ 2,631,704

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.023	.041	.021	.005	.005	.013
Distributions from net investment income	(.023)	(.041)	(.021)	(.005)	(.005)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.31%	4.16%	2.16%	.51%	.55%	1.28%
Ratios to Average Net Assets D
Expenses before reductions	.74% A	.75%	.74%	.75%	.75%	.73%
Expenses net of fee waivers, if any	.70% A	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.70% A	.70%	.70%	.70%	.70%	.70%
Net investment income	4.61% A	4.13%	2.14%	.50%	.56%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1,342	$ 1,325	$ 982	$ 1,010	$ 1,151	$ 1,373

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.022	.038	.019	.003	.003	.010
Distributions from net investment income	(.022)	(.038)	(.019)	(.003)	(.003)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.18%	3.90%	1.91%	.26%	.31%	1.03%
Ratios to Average Net Assets D
Expenses before reductions	.98% A	1.00%	.99%	.99%	1.00%	.98%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.95%	.94%	.95%
Expenses net of all reductions	.95% A	.95%	.95%	.95%	.94%	.95%
Net investment income	4.36% A	3.88%	1.89%	.25%	.31%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$ 1,687	$ 1,114	$ 764	$ 674	$ 852	$ 946

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor B Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.019	.033	.014	.001	.001	.005
Distributions from net investment income	(.019)	(.033)	(.014)	(.001)	(.001)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	1.93%	3.38%	1.40%	.12%	.11%	.53%
Ratios to Average Net Assets E
Expenses before reductions	1.49% A	1.50%	1.49%	1.49%	1.50%	1.48%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.07%	1.15%	1.45%
Expenses net of all reductions	1.45% A	1.45%	1.45%	1.07%	1.15%	1.45%
Net investment income	3.86% A	3.38%	1.39%	.12%	.12%	.52%
Supplemental Data
Net assets, end of period (in millions)	$ 61	$ 83	$ 112	$ 161	$ 229	$ 301

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor C Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.019	.033	.014	.001	.001	.005
Distributions from net investment income	(.019)	(.033)	(.014)	(.001)	(.001)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	1.93%	3.38%	1.40%	.12%	.11%	.52%
Ratios to Average Net Assets E
Expenses before reductions	1.49% A	1.50%	1.49%	1.50%	1.50%	1.48%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.10%	1.15%	1.45%
Expenses net of all reductions	1.45% A	1.45%	1.45%	1.10%	1.15%	1.45%
Net investment income	3.86% A	3.38%	1.39%	.10%	.12%	.50%
Supplemental Data
Net assets, end of period (in millions)	$ 97	$ 110	$ 105	$ 117	$ 110	$ 148

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/07	% of fund's investments 10/31/06	% of fund's investments 4/30/06
0 - 30	63.3	61.8	73.4
31 - 90	23.7	20.6	19.5
91 - 180	4.4	11.7	1.9
181 - 397	8.6	5.9	5.2
Weighted Average Maturity
	4/30/07	10/31/06	4/30/06
Prime Fund	43 Days	50 Days	36 Days
All Taxable Money Market Funds Average A	40 Days	42 Days	38 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2007*		As of October 31, 2006**
	Commercial Paper 22.2%		Commercial Paper 20.4%
	Bank CDs, BAs, TDs, and Notes 50.5%		Bank CDs, BAs, TDs, and Notes 56.7%
	Government Securities 0.6%		Government Securities 2.0%
	Repurchase Agreements 24.6%		Repurchase Agreements 19.7%
	Other Investments 2.3%		Other Investments 0.7%
	Net Other Assets(dagger) (0.2)%		Net Other Assets 0.5%
* Foreign investments	33.8%	** Foreign investments	36.8%

* Net Other Assets are not included in the pie chart.

A Source: iMoneyNet, Inc.

Semiannual Report

Prime Fund

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 17.9%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.3%
American Express Centurion Bank
	6/20/07	5.35%	$ 52,000	$ 52,000
London Branch, Eurodollar, Foreign Banks - 5.1%
Barclays Bank PLC
	6/11/07	5.44	50,000	50,000
Bayerische Hypo-und Vereinsbank AG
	5/21/07	5.30	52,000	52,000
Credit Industriel et Commercial
	5/8/07 to 7/30/07	5.36 to 5.37	178,000	178,000
HBOS Treasury Services PLC
	5/8/07 to 6/20/07	5.36 to 5.40	145,000	145,000
Landesbank Hessen-Thuringen
	7/23/07 to 9/17/07	5.36 to 5.37	235,000	235,000
Societe Generale
	7/25/07 to 9/28/07	5.30 to 5.39	155,000	155,000
Unicredito Italiano Spa
	7/30/07	5.36	75,000	75,000
				890,000
New York Branch, Yankee Dollar, Foreign Banks - 12.5%
Bank of Montreal
	5/29/07	5.30	56,000	56,000
Bank Tokyo-Mitsubishi UFJ Ltd.
	8/8/07	5.36	50,000	50,000
Barclays Bank PLC
	4/16/08	5.36	100,000	100,000
BNP Paribas SA
	6/11/07 to 10/2/07	5.30 to 5.45	130,000	130,000
Canadian Imperial Bank of Commerce
	5/15/07 to 5/23/07	5.32 to 5.41 (d)	185,000	185,000
Credit Suisse First Boston
	6/12/07 to 7/23/07	5.32 to 5.34 (d)	319,000	319,000
Credit Suisse Group
	6/4/07	5.40 to 5.44	75,000	75,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Deutsche Bank AG
	6/4/07 to 11/21/07	5.40 to 5.41% (d)	$ 125,000	$ 125,000
Fortis Banque SA
	6/26/07	5.33	91,000	91,000
HBOS Treasury Services PLC
	5/8/07 to 5/23/07	5.36	170,000	170,000
Mizuho Corporate Bank Ltd.
	5/8/07 to 6/1/07	5.31 to 5.34	110,000	110,000
Natexis Banques Populaires NY CD
	12/12/07 to 2/4/08	5.40 to 5.42	379,000	379,000
Societe Generale
	1/16/08	5.40	75,000	75,000
Sumitomo Mitsui Banking Corp.
	5/21/07 to 5/30/07	5.30 to 5.31	317,000	317,000
				2,182,000
TOTAL CERTIFICATES OF DEPOSIT				3,124,000
Commercial Paper - 22.0%

Aegis Finance LLC
	6/7/07 to 6/8/07	5.32 to 5.33	200,000	198,899
Aquifer Funding LLC
	5/3/07	5.30	185,000	184,946
Bavaria TRR Corp.
	5/17/07	5.31	35,303	35,220
Bryant Park Funding LLC
	5/2/07	5.30	35,357	35,352
Capital One Multi-Asset Execution Trust
	5/9/07 to 7/19/07	5.31 to 5.33	76,000	75,448
Citigroup Funding, Inc.
	5/3/07 to 7/11/07	5.31 to 5.35	492,599	489,706
Danske Corp.
	5/23/07	5.28	50,000	49,840
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Davis Square Funding III (Delaware) Corp.
	5/3/07 to 5/9/07	5.32%	$ 139,000	$ 138,871
Davis Square Funding V Corp.
	5/2/07 to 5/9/07	5.32	135,000	134,872
DZ Bank AG
	5/16/07	5.30	322,000	321,296
Emerald (MBNA Credit Card Master Note Trust)
	5/17/07 to 7/18/07	5.30 to 5.33	98,000	96,989
FCAR Owner Trust
	5/15/07 to 6/15/07	5.30 to 5.31	420,889	419,576
Giro Funding US Corp.
	5/3/07 to 6/8/07	5.33 to 5.34	61,000	60,823
Grampian Funding LLC
	7/27/07	5.35	50,000	49,370
Harrier Finance Funding LLC
	6/27/07 to 7/6/07	5.35 to 5.36 (c)	90,000	89,212
Liberty Harbour II CDO Ltd.
	5/25/07	5.35 (c)	35,000	34,877
Michigan Gen. Oblig.
	10/4/07	5.41	28,300	28,300
Monument Gardens Funding
	5/14/07 to 5/25/07	5.31 to 5.33	93,000	92,709
Motown Notes Program
	5/7/07 to 6/21/07	5.35 to 5.37	67,000	66,666
Nelnet Student Loan Funding LLC
	5/4/07 to 6/18/07	5.31 to 5.34	292,267	291,237
Paradigm Funding LLC
	7/24/07 to 8/10/07	5.35 to 5.36	90,000	88,832
Park Granada LLC
	5/10/07 to 6/28/07	5.32	115,446	115,186
Park Sienna LLC
	5/23/07 to 5/29/07	5.33 to 5.34	72,000	71,761
Skandinaviska Enskilda Banken AB
	7/19/07	5.35	15,000	14,828
Stratford Receivables Co. LLC
	5/14/07 to 6/13/07	5.31 to 5.34	311,677	310,582
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Toyota Motor Credit Corp.
	5/23/07 to 1/11/08	5.26 to 5.31%	$ 245,000	$ 238,411
Zenith Funding Corp.
	5/11/07 to 7/12/07	5.33 (c)	119,085	118,440
TOTAL COMMERCIAL PAPER				3,852,249
Federal Agencies - 0.6%

Federal Home Loan Bank
	3/17/08	5.34	100,000	100,000
Master Notes - 3.0%

Asset Funding Co. III LLC
	5/8/07	5.38 to 5.39 (d)(f)	178,000	178,000
Bear Stearns & Co., Inc.
	10/29/07	5.38 (d)	91,000	91,000
Goldman Sachs Group, Inc.
	5/11/07	5.41 (d)(f)	133,000	133,000
Lehman Brothers Holdings, Inc.
	5/11/07 to 8/28/07	5.43 to 5.46 (d)(f)	63,000	63,000
Lehman Commercial Paper, Inc.
	5/1/07	5.46 (d)(f)	67,000	67,000
TOTAL MASTER NOTES				532,000
Medium-Term Notes - 28.0%

AIG Matched Funding Corp.
	5/15/07	5.35 (d)	156,000	156,000
	5/15/07 to 11/15/07	5.35 to 5.37 (c)(d)	176,000	176,000
Allstate Life Global Funding II
	5/8/07 to 5/29/07	5.33 to 5.40 (c)(d)	40,000	40,000
ASIF Global Financing XXX
	5/23/07	5.34 (c)(d)	55,000	55,000
Australia & New Zealand Banking Group Ltd.
	5/23/07	5.32 (c)(d)	40,000	40,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Banesto SA
	7/18/07	5.33% (c)(d)	$ 90,000	$ 90,000
Banque Federative du Credit Mutuel (BFCM)
	5/14/07	5.32 (c)(d)	86,000	86,000
Bayerische Landesbank Girozentrale
	5/21/07 to 7/16/07	5.37 to 5.40 (d)	190,000	190,000
BMW U.S. Capital LLC
	5/15/07	5.34 (d)	17,000	17,000
BNP Paribas SA
	5/29/07	5.31 (c)(d)	75,000	75,000
Caja Madrid SA
	7/19/07	5.36 (d)	46,000	46,000
Calyon New York Branch
	5/2/07	5.26 (d)	54,000	53,996
Commonwealth Bank of Australia
	5/24/07	5.32 (d)	33,000	33,000
Credit Agricole SA
	6/22/07	5.32 (c)(d)	170,000	170,000
	7/23/07	5.33 (d)	75,000	75,000
Cullinan Finance Corp.
	5/27/07 to 4/15/08	5.32 to 5.38 (c)(d)	228,000	227,992
Cullinan Finance Ltd./Corp. MTN 144A
	4/25/08	5.31 (c)	44,000	44,000
Danske Bank A/S
	5/21/07	5.29 (c)(d)	150,000	149,985
DnB NOR Bank ASA
	5/25/07	5.31 (c)(d)	150,000	150,000
General Electric Capital Corp.
	5/7/07	5.36 (d)	140,000	140,000
Genworth Life Insurance Co.
	5/1/07	5.39 to 5.40 (d)(f)	45,000	45,000
Harrier Finance Funding LLC
	6/20/07 to 7/11/07	5.30 to 5.34 (c)(d)	41,000	40,998
Hartford Life Global Funding Trust
	5/15/07	5.36 (d)	40,000	40,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
HBOS Treasury Services PLC
	5/21/07	5.43% (c)(d)	$ 10,000	$ 10,001
	6/25/07	5.42 (d)	85,000	85,000
HSBC Finance Corp.
	5/24/07	5.37 (d)	45,000	45,000
HSH Nordbank AG
	5/23/07	5.35 (c)(d)	47,000	47,000
ING USA Annuity & Life Insurance Co.
	6/25/07	5.44 (d)(f)	25,000	25,000
Intesa Bank Ireland PLC
	5/25/07	5.32 (c)(d)	150,000	150,000
K2 (USA) LLC
	6/11/07	5.30 (c)(d)	39,000	38,999
Kestrel Funding PLC US LLC 144A
	5/1/07	5.34 (c)(d)	9,000	9,000
Merrill Lynch & Co., Inc.
	5/4/07 to 5/24/07	5.30 to 5.40 (d)	139,000	139,012
MetLife Insurance Co. of Connecticut
	7/1/07	5.43 (d)(f)	25,000	25,000
Metropolitan Life Global Funding I
	5/8/07 to 5/29/07	5.35 to 5.43 (c)(d)	47,148	47,148
Metropolitan Life Insurance Co.
	5/21/07	5.44 (d)(f)	5,000	5,000
Monumental Global Funding III
	6/20/07	5.33 (c)(d)	25,000	25,000
Morgan Stanley
	5/1/07 to 6/7/07	5.38 to 5.42 (d)	173,379	173,410
Nordea Bank AB
	5/2/07	5.26 (d)	75,000	74,995
Pacific Life Global Funding
	5/14/07	5.37 (d)	5,000	5,000
	5/4/07	5.37 (c)(d)	22,500	22,500
RACERS
	5/22/07	5.37 (c)(d)	95,000	95,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Canada
	5/10/07	5.37% (d)	$ 10,000	$ 10,000
Royal Bank of Scotland PLC
	5/21/07	5.33 (c)(d)	100,000	100,000
Security Life of Denver Insurance Co.
	5/29/07	5.45 (d)(f)	18,000	18,000
Sigma Finance, Inc.
	5/15/07 to 6/11/07	5.30 to 5.32 (c)(d)	116,000	115,997
Skandinaviska Enskilda Banken AB
	5/8/07 to 6/22/07	5.27 to 5.32 (d)	284,000	283,970
Societe Generale
	5/2/07	5.31 (c)(d)	44,000	44,000
	5/31/07	5.27 (d)	275,000	274,987
Svenska Handelsbanken AB
	5/14/07	5.29 (c)(d)	74,000	74,000
Travelers Insurance Co.
	5/17/07	5.45 (d)(f)	15,000	15,000
UniCredito Italiano Bank (Ireland) PLC
	5/14/07 to 5/15/07	5.33 (c)(d)	147,500	147,500
	5/30/07	5.29 (d)	60,000	59,999
UniCredito Italiano Spa, New York
	5/20/07 to 6/4/07	5.33 to 5.35 (d)	92,000	91,993
Wachovia Asset Securitization Issuance LLC
	5/25/07	5.31 (c)(d)	8,563	8,563
Washington Mutual Bank
	5/16/07 to 6/26/07	5.34 to 5.40 (d)	182,000	182,007
Washington Mutual Bank FA
	8/24/07	5.34 (c)(d)	39,000	39,000
Wells Fargo & Co.
	5/2/07 to 5/15/07	5.33 to 5.38 (d)	135,000	135,000
WestLB AG
	5/10/07 to 6/29/07	5.38 to 5.40 (c)(d)	102,000	102,000
Westpac Banking Corp.
	6/11/07	5.40 (d)	20,000	20,000
TOTAL MEDIUM-TERM NOTES				4,885,052
Short-Term Notes - 1.4%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Hartford Life Insurance Co.
	6/1/07	5.51% (d)(f)	$ 20,000	$ 20,000
Jackson National Life Insurance Co.
	7/1/07	5.40 (d)(f)	25,000	25,000
Metropolitan Life Insurance Co.
	5/1/07 to 7/2/07	5.45 to 5.50 (d)(f)	45,000	45,000
Monumental Life Insurance Co.
	5/1/07	5.46 to 5.49 (d)(f)	38,000	38,000
New York Life Insurance Co.
	6/30/07	5.43 (d)(f)	75,000	75,000
Transamerica Occidental Life Insurance Co.
	5/1/07	5.53 (d)(f)	40,000	40,000
TOTAL SHORT-TERM NOTES				243,000
Asset-Backed Securities - 2.3%

Aardvark ABS CDO
	2/6/08	5.40 (c)(d)	74,000	74,000
Le Monde CDO I PLC / LLC
	3/5/08	5.37 (c)(d)	77,000	76,992
Master Funding Trust I
	7/25/07 - 9/25/07	5.35 (d)	60,000	60,000
PASA Funding 2007 Ltd.
	4/7/08	5.34 (c)(d)	175,000	175,000
Wind Trust
	1/25/08	5.32 (c)(d)	12,000	12,000
TOTAL ASSET-BACKED SECURITIES				397,992
Municipal Securities - 0.4%
Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
Catholic Health Initiatives Series A
6/7/07	5.37%	$ 11,500		$ 11,500
Catholic Health Initiatives Series B
6/14/07	5.37	16,000		16,000
Gainesville & Hall County Hosp. Auth. Rev. Anticipation Ctfs. VRDN
5/7/07	3.97 (d)	45,000		45,000
TOTAL MUNICIPAL SECURITIES			72,500
Interfund Loans - 0.0%

With Fidelity Select Telecommunications Portfolio, at 5.45% due 5/1/07 (b)	824	824
Repurchase Agreements - 24.6%
	Maturity Amount (000s)
In a joint trading account at:
5.22% dated 4/30/07 due 5/1/07 (Collateralized by U.S. Government Obligations) #	$ 47,653	47,646
5.27% dated 4/30/07 due 5/1/07 (Collateralized by U.S. Government Obligations) #	855	855
With:
Banc of America Securities LLC at 5.37%, dated 4/30/07 due 5/1/07 (Collateralized by Corporate Obligations valued at $891,480,000, 5.63% - 9%, 2/15/10 - 11/15/28)	874,130	874,000
Barclays Capital, Inc. at 5.36%, dated 4/30/07 due 5/1/07 (Collateralized by Corporate Obligations valued at $738,480,001, 4.38% - 8.75%, 11/21/08 - 4/1/37)	724,108	724,000
Citigroup Global Markets, Inc. at 5.37%, dated 4/30/07 due 5/1/07 (Collateralized by Corporate Obligations valued at $390,660,000, 4.38% - 9.82%, 3/1/08 - 6/15/47)	383,057	383,000
Credit Suisse First Boston, Inc. at 5.38%, dated 4/30/07 due 5/1/07 (Collateralized by Corporate Obligations valued at $257,044,839, 4.63% - 10.35%, 2/1/09 - 3/28/52)	252,038	252,000
Deutsche Bank Securities, Inc. at:
5.35%, dated 4/2/07 due 5/2/07 (Collateralized by Mortgage Loan Obligations valued at $69,360,000, 5% - 6.62%, 3/25/20 - 12/11/49)	68,303	68,000
5.36%, dated:
4/19/07 due 7/19/07 (Collateralized by Mortgage Loan Obligations valued at $47,250,000, 2.26% - 6.82%, 6/15/32 - 10/15/48)	45,610	45,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
4/30/07 due:
5/1/07 (Collateralized by Corporate Obligations valued at $319,260,001, 0% - 8.04%, 11/17/08 - 12/15/19)	$ 313,047	$ 313,000
7/30/07 (Collateralized by Corporate Obligations valued at $70,350,001, 0% - 12.36%, 7/1/07 - 4/1/27)	67,908	67,000
5.37%, dated:
2/12/07 due 5/14/07 (Collateralized by Mortgage Loan Obligations valued at $93,840,000, 4.77% - 7.14%, 11/15/17 - 7/15/56)	93,249	92,000
2/13/07 due 5/15/07 (Collateralized by Mortgage Loan Obligations valued at $96,600,000, 5.05% - 7.12%, 5/3/18 - 2/25/47)	93,249	92,000
Goldman Sachs & Co. at:
5.4%, dated:
4/26/07 due 5/25/07 (Collateralized by Equity Securities valued at $47,250,009) (d)(e)	45,196	45,000
4/30/07 due 5/1/07 (Collateralized by Corporate Obligations valued at $262,500,001, 5.63% - 13%, 2/1/08 - 10/15/37)	250,038	250,000
5.41%, dated 2/21/07 due 5/24/07 (Collateralized by Corporate Obligations valued at $187,950,001, 4.4% - 11.25%, 10/15/08 - 10/15/35) (d)(e)	181,475	179,000
Lehman Brothers, Inc. at:
5.32%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $55,651,863, 0.97% - 7.82%, 8/25/33 - 11/15/48)	53,713	53,000
5.36%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $37,800,407, 5.5% - 9.32%, 8/25/28 - 12/10/37)	36,488	36,000
5.4%, dated 3/15/07 due 9/13/07 (Collateralized by Corporate Obligations valued at $48,300,078, 5.88% - 10.06%, 5/1/11 - 1/20/37) (d)(e)	47,256	46,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
5.41%, dated 4/30/07 due 5/1/07 (Collateralized by Corporate Obligations valued at $660,451,322, 5.63% - 12.25%, 6/15/07 - 5/1/37)	$ 629,095	$ 629,000
5.42%, dated 4/17/07 due 7/17/07 (Collateralized by Corporate Obligations valued at $110,463,730, 9.42% - 11.35%, 12/20/11 - 6/15/16) (d)(e)	106,439	105,000
TOTAL REPURCHASE AGREEMENTS		4,301,501
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $17,509,118)		17,509,118
NET OTHER ASSETS - (0.2)%		(41,943)
NET ASSETS - 100%		$ 17,467,175
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Loan is with an affiliated fund.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,001,204,000 or 17.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $817,000,000 or 4.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.38%, 5/8/07	11/7/06	$ 90,000
5.39%, 5/8/07	8/29/06	$ 88,000
Genworth Life Insurance Co.: 5.39%, 5/1/07	3/30/07	$ 20,000
5.40%, 5/1/07	7/31/06	$ 25,000
Goldman Sachs Group, Inc. 5.41%, 5/11/07	8/11/04	$ 133,000
Hartford Life Insurance Co. 5.51%, 6/1/07	12/16/03	$ 20,000
Security	Acquisition Date	Cost (000s)
ING USA Annuity & Life Insurance Co. 5.44%, 6/25/07	6/23/05	$ 25,000
Jackson National Life Insurance Co. 5.40%, 7/1/07	3/31/03	$ 25,000
Lehman Brothers Holdings, Inc.: 5.43%, 5/11/07	1/10/07	$ 45,000
5.46%, 8/28/07	12/11/06	$ 18,000
Lehman Commercial Paper, Inc. 5.46%, 5/1/07	3/29/07	$ 67,000
MetLife Insurance Co. of Connecticut 5.43%, 7/1/07	3/28/07	$ 25,000
Metropolitan Life Insurance Co.: 5.44%, 5/21/07	8/16/06	$ 5,000
5.45%, 7/2/07	3/26/02	$ 35,000
5.50%, 5/1/07	2/24/03	$ 10,000
Monumental Life Insurance Co.: 5.46%, 5/1/07	7/31/98 - 9/17/98	$ 18,000
5.49%, 5/1/07	3/12/99	$ 20,000
New York Life Insurance Co. 5.43%, 6/30/07	2/28/02	$ 75,000
Security Life of Denver Insurance Co. 5.45%, 5/29/07	8/26/05	$ 18,000
Transamerica Occidental Life Insurance Co. 5.53%, 5/1/07	4/28/00	$ 40,000
Travelers Insurance Co. 5.45%, 5/17/07	5/16/06	$ 15,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (amounts in thousands)
$47,646,000 due 5/01/07 at 5.22%
Banc of America Securities LLC	$ 8,883
Deutsche Bank Securities, Inc.	38,763
$ 47,646
$855,000 due 5/01/07 at 5.27%
Bank of America, NA	$ 202
Bear Stearns & Co., Inc.	270
Credit Suisse Securities (USA) LLC	67
HSBC Securities (USA), Inc.	47
Societe Generale, New York Branch	269
$ 855
Income Tax Information
At October 31, 2006, the fund had a capital loss carryforward of approximately $516,000 of which $378,000 and $138,000 will expire on October 31, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Prime Fund

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,301,501) - See accompanying schedule: Unaffiliated issuers (cost $17,508,294)	$ 17,508,294
Other affiliated issuers (cost $824)	824
Total Investments (cost $17,509,118)		$ 17,509,118
Cash		862
Receivable for fund shares sold		329,317
Interest receivable		83,049
Prepaid expenses		48
Receivable from investment adviser for expense reductions		673
Other affiliated receivables		3
Other receivables		179
Total assets		17,923,249

Liabilities
Payable for investments purchased	$ 106,578
Payable for fund shares redeemed	335,195
Distributions payable	1,532
Accrued management fee	3,671
Distribution fees payable	5,774
Other affiliated payables	2,998
Other payables and accrued expenses	326
Total liabilities		456,074

Net Assets		$ 17,467,175
Net Assets consist of:
Paid in capital		$ 17,467,597
Distributions in excess of net investment income		(23)
Accumulated undistributed net realized gain (loss) on investments		(399)
Net Assets		$ 17,467,175

Daily Money Class: Net Asset Value, offering price and redemption price per share ($7,393,324 ÷ 7,393,569 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($10,073,851 ÷ 10,073,729 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)

Investment Income
Interest (including $38 from affiliated interfund lending)		$ 453,455

Expenses
Management fee	$ 21,156
Transfer agent fees	17,045
Distribution fees	33,213
Accounting fees and expenses	562
Custodian fees and expenses	101
Independent trustees' compensation	25
Registration fees	2,581
Audit	55
Legal	23
Miscellaneous	74
Total expenses before reductions	74,835
Expense reductions	(4,188)	70,647
Net investment income		382,808
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		43
Net increase in net assets resulting from operations		$ 382,851

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 382,808	$ 575,564
Net realized gain (loss)	43	4
Net increase in net assets resulting from operations	382,851	575,568
Distributions to shareholders from net investment income	(382,804)	(575,571)
Share transactions - net increase (decrease)	1,736,278	3,205,142
Total increase (decrease) in net assets	1,736,325	3,205,139

Net Assets
Beginning of period	15,730,850	12,525,711
End of period (including distributions in excess of net investment income of $23 and distributions in excess of net investment income of $27, respectively)	$ 17,467,175	$ 15,730,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.023	.042	.023	.006	.006	.014
Distributions from net investment income	(.023)	(.042)	(.023)	(.006)	(.006)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.36%	4.28%	2.29%	.61%	.65%	1.39%
Ratios to Average Net Assets D
Expenses before reductions	.75% A	.75%	.75%	.73%	.73%	.72%
Expenses net of fee waivers, if any	.70% A	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.70% A	.70%	.70%	.70%	.70%	.70%
Net investment income	4.70% A	4.23%	2.28%	.62%	.65%	1.38%
Supplemental Data
Net assets, end of period (in millions)	$ 7,393	$ 6,741	$ 5,065	$ 4,906	$ 4,744	$ 5,151

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.022	.039	.020	.004	.004	.011
Distributions from net investment income	(.022)	(.039)	(.020)	(.004)	(.004)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.23%	4.02%	2.03%	.36%	.40%	1.14%
Ratios to Average Net Assets D
Expenses before reductions	1.00% A	1.00%	1.00%	.99%	.97%	.97%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.95% A	.95%	.95%	.95%	.95%	.95%
Net investment income	4.45% A	3.98%	2.03%	.37%	.40%	1.14%
Supplemental Data
Net assets, end of period (in millions)	$ 10,074	$ 8,990	$ 7,460	$ 6,727	$ 4,945	$ 4,799

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/07	% of fund's investments 10/31/06	% of fund's investments 4/30/06
0 - 30	91.9	93.0	87.2
31 - 90	0.5	1.0	2.1
91 - 180	5.8	1.5	8.4
181 - 397	1.8	4.5	2.3
Weighted Average Maturity
	4/30/07	10/31/06	4/30/06
Tax-Exempt Fund	19 Days	21 Days	23 Days
All Tax-Free Money Market Funds Average*	20 Days	26 Days	21 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Variable Rate Demand Notes (VRDNs) 84.8%	Variable Rate Demand Notes (VRDNs) 83.4%
Commercial Paper (including CP Mode) 1.6%	Commercial Paper (including CP Mode) 2.3%
Tender Bonds 0.9%	Tender Bonds 1.6%
Municipal Notes 4.8%	Municipal Notes 4.3%
Municipal Bonds 0.9%	Municipal Bonds 0.3%
Fidelity Tax-Free Cash Central Fund 2.8%	Fidelity Tax-Free Cash Central Fund 3.4%
Net Other Assets 4.2%	Net Other Assets 4.7%

*Source: iMoneyNet, Inc.

Semiannual Report

Tax-Exempt Fund

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.8%
	Principal Amount (000s)	Value (000s)
Alabama - 2.6%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	$ 6,600	$ 6,600
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	10,000	10,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series EGL 02 6009 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	4,100	4,100
Birmingham Wtrwks. & Swr. Rev. Participating VRDN Series PT 3935, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,660	5,660
Health Care Auth. for Baptist Health Series 2006 C, 3.99%, LOC Regions Bank of Alabama, VRDN (b)	9,400	9,400
Huntsville Health Care Auth. Rev. Bonds 5%, tender 3/3/08, LOC Regions Bank of Alabama (b)	10,000	10,108
Jefferson County Ltd. Oblig. School Warrants Series B, 3.95% (AMBAC Insured), VRDN (b)	16,900	16,900
Jefferson County Swr. Rev.:
Series 2002 C6, 3.95% (XL Cap. Assurance, Inc. Insured), VRDN (b)	12,200	12,200
Series 2003 B7, 3.95% (XL Cap. Assurance, Inc. Insured), VRDN (b)	15,200	15,200
Univ. of Alabama - Birmingham Participating VRDN Series PA 1413, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	23,670	23,670
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,500	2,500
		116,338
Alaska - 0.6%
Alaska Int'l. Arpts. Revs. Participating VRDN Series PT 1397, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,600	4,600
Anchorage Gen. Oblig. Participating VRDN Series PT 2655, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,765	5,765
Anchorage Lease Rev. Participating VRDN Series PT 2657, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,515	2,515
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,085	3,085
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN Series MT 279, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,520	10,520
		26,485
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - 3.0%
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series ROC II R4080, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	$ 8,875	$ 8,875
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,000	3,000
Series ROC II R174, 3.98% (Liquidity Facility Citibank NA) (b)(e)	4,995	4,995
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.99% (Liquidity Facility BNP Paribas SA) (b)(e)	3,000	3,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN:
Series MACN 05 L, 3.97% (Liquidity Facility Bank of America NA) (b)(e)	2,575	2,575
Series PA 1373, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	20,250	20,250
Series Putters 1374, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,745	6,745
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series ROC II R6039, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,140	5,140
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,200	1,200
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 1995, 3.99%, LOC Wachovia Bank NA, VRDN (b)	19,300	19,300
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 14 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	7,600	7,600
Series EGL 06 22 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	12,070	12,070
Series EGL 06 93 Class A, 3.98% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	24,790	24,790
Series MS 04 1227, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	1,900	1,900
Series PT 1512, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,000	1,000
Series ROC II R1002, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R1003, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	$ 3,930	$ 3,930
Series 1997 A, 3.73% 9/13/07, CP	4,600	4,600
		135,470
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	4,990	4,990
California - 0.1%
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 4.05%, LOC Societe Generale, VRDN (b)	3,100	3,100
Colorado - 3.1%
Adams County Rev. Participating VRDN Series MS 1260, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	14,000	14,000
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	7,985	7,985
Colorado Adventist Health Participating VRDN Series ROC 679 CE, 3.98% (Liquidity Facility Citibank NA) (b)(e)	7,500	7,500
Colorado Dept. of Trans. Rev. Participating VRDN Series ROC II R 4046, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	3,280	3,280
Colorado Health Participating VRDN Series MS 7023, 3.97% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	7,500	7,500
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.98% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	2,000	2,000
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series MT 23, 3.98% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	19,140	19,140
(Boulder Cmnty. Hosp. Proj.) Series 2000, 4.07%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Colorado State Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,630	5,630
Denver City & County Arpt. Rev. Participating VRDN Series GS 06 63TP, 3.96% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	9,500	9,500
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.98% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	4,895	4,895
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Participating VRDN: - continued
Series PZ 112, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 13,305	$ 13,305
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	2,775	2,775
Larimer, Weld & Boulder Counties School District R2J Thompson Participating VRDN Series PT 3317, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,205	4,205
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,985	1,985
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	6,770	6,770
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.93%, VRDN (b)	15,300	15,300
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series PT 2690, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,525	10,525
Series Putters 862, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,035	4,035
		141,330
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 4.06%, VRDN (b)	3,500	3,500
Series 1999 A, 4.17%, VRDN (b)	3,300	3,300
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 3.99%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,570	3,570
		10,370
District Of Columbia - 0.4%
District of Colombia Ballpark Rev. Participating VRDN Series I-5, 3.97% (Liquidity Facility Royal Bank of Canada) (b)(e)	8,365	8,365
District of Columbia Gen. Oblig. Participating VRDN Series PT 2440, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,865	1,865
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 4.04% (AMBAC Insured), VRDN (b)	3,575	3,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(American Psychological Assoc. Proj.) 3.97%, LOC Bank of America NA, VRDN (b)	$ 1,100	$ 1,100
(Defenders of Wildlife Proj.) 3.97%, LOC Bank of America NA, VRDN (b)	2,600	2,600
		17,505
Florida - 7.4%
Brevard Participating VRDN Series ROC 655 CE, 3.98% (Liquidity Facility Citibank NA) (b)(e)	9,720	9,720
Broward County Arpt. Sys. Rev. Participating VRDN Series PT 2415, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,235	5,235
Broward County School Board Participating VRDN Series BA 07 129, 3.97% (Liquidity Facility Bank of America NA) (b)(e)	16,195	16,195
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.98% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)	13,000	13,000
Series EGL 01 905, 3.99% (Liquidity Facility Citibank NA) (b)(e)	10,200	10,200
Series PT 1223, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,000	7,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT 2036, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,080	8,080
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series EGL 7050054 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	18,840	18,840
Series ROC II R482, 3.98% (Liquidity Facility Citibank NA) (b)(e)	9,720	9,720
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series PT 3400, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,740	6,740
Florida Dept. of Trans. Tpk. Rev. Participating VRDN:
Series Putters 218, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,820	7,820
Series PZ 184, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,140	6,140
Florida Gen. Oblig. Participating VRDN Series PZ 130, 3.99% (Liquidity Facility Wells Fargo & Co.) (b)(e)	2,860	2,860
Florida Local Govt. Fin. Commission Series A, 3.74% 8/14/07, LOC Wachovia Bank NA, CP	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	$ 8,695	$ 8,695
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.97% (Liquidity Facility Societe Generale) (b)(e)	2,910	2,910
Fort Myers Impt. Rev. Participating VRDN Series Putters 1709, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,660	3,660
Highlands County Health Facilities Auth. Rev.:
Participating VRDN Series Putters 1405, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,620	8,620
(Adventist Health Sys. - Sunbelt Proj.) Series C, 3.98%, VRDN (b)	2,700	2,700
Hillsborough County Indl. Dev. Participating VRDN Series PA 1410, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,335	6,335
Indian River County Hosp. District Hosp. Rev. Series 1985, 4.04%, LOC Wachovia Bank NA, VRDN (b)	2,700	2,700
Jacksonville Econ. Dev. Commission Healthcare Rev. Series B, 3.91%, LOC Fortis Banque SA, LOC JPMorgan Chase Bank, VRDN (b)	10,600	10,600
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.98% (Liquidity Facility Citibank NA) (b)(e)	1,695	1,695
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 805, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,470	5,470
Lake County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 4087, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	18,405	18,405
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series PT 3268, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,905	9,905
Miami-Dade County Expressway Auth. Participating VRDN:
Series Putters 1339, 3.97% (Liquidity Facility Deutsche Postbank AG) (b)(e)	2,545	2,545
Series ROC II R 9026, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	19,525	19,525
Series ROC II R 9027, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	9,160	9,160
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,775	6,775
Miami-Dade County School District Participating VRDN Series MT 413, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,225	3,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 919, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 5,485	$ 5,485
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 560, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,765	3,765
Orlando Utils. Commission Util. Sys. Rev. Participating VRDN Series Putters 1557, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	4,990	4,990
Palm Beach County Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 3.97%, LOC Bank of America NA, VRDN (b)	5,600	5,600
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) 3.96%, LOC Northern Trust Co., Chicago, VRDN (b)	6,300	6,300
(Planned Parenthood Proj.) 3.96%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
(Zoological Society of Palm Beach Proj.) 3.94%, LOC Northern Trust Co., Chicago, VRDN (b)	3,900	3,900
Panama City Beach Participating VRDN Series Solar 2006 129, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	9,100	9,100
Port of Saint Lucie Util. Rev. Participating VRDN Series PZ 91, 3.99% (Liquidity Facility BNP Paribas SA) (b)(e)	3,065	3,065
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 755 PB, 3.97% (Liquidity Facility Deutsche Postbank AG) (b)(e)	6,095	6,095
Santa Rosa County School Board Ctfs. of Prtn. Participating VRDN Series Putters 1293Z, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,245	5,245
Sunshine State Govt. Fing. Commission Rev. Series I, 3.73% 9/14/07 (CIFG North America Insured) (AMBAC Insured), CP	14,780	14,780
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,000	2,000
		332,500
Georgia - 2.5%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN:
Series EGL 7053030 Class A, 3.98% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	5,200	5,200
Series Putters 1690, 3.97% (Liquidity Facility Deutsche Postbank AG) (b)(e)	10,455	10,455
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Dev. Auth. Student Hsg. Rev. Participating VRDN Series Putters 145, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 9,450	$ 9,450
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series Putters 513, 3.96% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	9,950	9,950
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 3.76%, tender 6/1/07 (b)	12,300	12,301
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 4.05%, LOC Gen. Elec. Cap. Corp., VRDN (b)	7,000	7,000
Fulton Athens-Clark Catholic Health Participating VRDN Series PT 4067, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,750	6,750
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) 3.95%, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Georgia State Bonds Series B, 4% 4/1/08	10,030	10,066
Main Street Natural Gas, Inc. Participating VRDN:
Series Merlots 07 C6, 4% (Liquidity Facility Bank of New York, New York) (b)(e)	12,900	12,900
Series PT 3885, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,200	7,200
Series Putters 1672, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,425	5,425
Metropolitan Atlanta Rapid Transit Auth. Participating VRDN Series PT 4042, 3.98% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	6,115	6,115
Washington Wilkes Payroll Dev. Auth. Rev. Participating VRDN Series Putters 1389 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,600	5,600
		113,412
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series PT 2301, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,280	3,280
Illinois - 10.1%
Chicago Board of Ed. Participating VRDN:
Series PT 3569, 3.98% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	3,655	3,655
Series PZ 60, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,370	4,370
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 4% (Liquidity Facility Citibank NA) (b)(e)	$ 2,500	$ 2,500
Series PT 2357, 3.98% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	1,685	1,685
Series PT 2360, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,495	5,495
Series PT 2361, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,740	1,740
Series Putters 1277, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,980	9,980
Series Solar 06 38, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	2,500	2,500
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MS 1284, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	5,175	5,175
Series MSTC 7016 Class A, 3.97% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	15,645	15,645
Chicago Sales Tax Rev. 3.93% (FGIC Insured), VRDN (b)	3,500	3,500
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.99% (Liquidity Facility Citibank NA) (b)(e)	10,005	10,005
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 118, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,200	3,200
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	18,785	18,785
Series Merlots 97 V, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,285	1,285
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.98% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)	1,200	1,200
Series PA 591, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,305	5,305
Series ROC II RR 2063, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	2,785	2,785
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	9,740	9,740
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	6,390	6,390
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN:
Series PZ 181, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 8,450	$ 8,450
Series PZ 80, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,350	1,350
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 4.21%, LOC Allied Irish Banks PLC, VRDN (b)	1,000	1,000
(Palos Cmnty. Hosp. Proj.) 4% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,000	5,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series EGL 03 60 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	4,690	4,690
Series EGL 06 95 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	10,395	10,395
Series PA 896R, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,135	4,135
(ACI Cultural Pooled Fing. Prog.) 3.95%, LOC JPMorgan Chase Bank, VRDN (b)	4,700	4,700
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series MS 06 1489, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	4,065	4,065
Series PT 3029, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,800	7,800
(Chicago Historical Society Proj.) 3.93%, LOC JPMorgan Chase Bank, VRDN (b)	13,500	13,500
(Illinois College Proj.) 3.94%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,000	10,000
(Mercy Alliance, Inc. Proj.) 3.97%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	7,000	7,000
Illinois Fin. Auth. Student Hsg. Rev. Series A, 3.99%, LOC Banco Santander Central Hispano SA, VRDN (b)	5,325	5,325
Illinois Gen. Oblig. Participating VRDN:
Series MACN 06 L, 3.97% (Liquidity Facility Bank of America NA) (b)(e)	3,490	3,490
Series MS 98 143, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	1,500	1,500
Series PT 2131, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,660	7,660
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig. Participating VRDN: - continued
Series Putters 133, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	$ 4,325	$ 4,325
Series Putters 409, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,730	5,730
Series Putters 679, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,920	2,920
Series ROC II R4536, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,375	5,375
Illinois Health Facilities Auth. Rev.:
(Little Co. of Mary Hosp. Proj.) 3.96%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,390	4,390
(Rehabilitation Inst. of Chicago Proj.) Series 1997, 3.93%, LOC Bank of America NA, VRDN (b)	14,400	14,400
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,310	6,310
Illinois Reg'l. Trans. Auth.:
Participating VRDN:
Series BA 03 C, 4% (Liquidity Facility Bank of America NA) (b)(e)	2,000	2,000
Series BA 04 A, 3.96% (Liquidity Facility Bank of America NA) (b)(e)	3,330	3,330
Series Merlots 01 A86, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	6,110	6,110
Series Merlots 02 A24, 3.99% (Liquidity Facility Bank of New York, New York) (b)(e)	4,935	4,935
Series PT 2398, 3.98% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,700	7,700
Series SGB 19, 3.97% (Liquidity Facility Societe Generale) (b)(e)	1,000	1,000
Series B, 3.93% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	20,000	20,000
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,940	3,940
Illinois Toll Hwy. Auth. Rev. Participating VRDN Series 2005 A, 3.98% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)	11,995	11,995
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series Putters 1354, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,690	6,690
Series ROC II R 606PB, 3.97% (Liquidity Facility Deutsche Postbank AG) (b)(e)	6,175	6,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 3,240	$ 3,240
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Participating VRDN Series PT 3919, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,200	4,200
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	1,101	1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 4.32%, LOC LaSalle Bank NA, VRDN (b)	3,375	3,375
McHenry County Cmnty. School District #200 Participating VRDN Series Putters 1362, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,600	2,600
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series Floaters 06 28Z, 3.98% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	6,420	6,420
Series GS 06 6Z, 3.98% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	2,555	2,555
Series GS 06 9Z, 3.98% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	12,845	12,845
Series PA 1058, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,350	1,350
Series Putters 1508, 4% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,875	2,875
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 3.97% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	10,350	10,350
Northern Illinois Univ. Revs. Participating VRDN Series PT 2320, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,055	7,055
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 6, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,880	3,880
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC 1076, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,040	6,040
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 04 45 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Springfield Elec. Rev. Participating VRDN Series Putters 1314, 3.97% (Liquidity Facility Deutsche Postbank AG) (b)(e)	7,685	7,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 06 124, 3.99% (Liquidity Facility Citibank NA) (b)(e)	$ 14,300	$ 14,300
Series Merlots 01 A105, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,050	3,050
Series PT 2620, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,145	5,145
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	2,560	2,560
Will County Cmnty. Unit School District #365, Valley View Participating VRDN:
Series PZ 47, 3.99% (Liquidity Facility BNP Paribas SA) (b)(e)	9,000	9,000
Series PZ 81, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,665	3,665
Will County School District #122 Participating VRDN Series PZ 48, 3.99% (Liquidity Facility BNP Paribas SA) (b)(e)	3,595	3,595
Winnebago County Rev. (The Mill Proj.) Series 1996, 4.05%, LOC JPMorgan Chase Bank, VRDN (b)	2,640	2,640
		454,851
Indiana - 3.5%
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,990	3,990
Ctr. Grove 2000 Bldg. Corp. Participating VRDN Series DB 135, 3.98% (Liquidity Facility Deutsche Bank AG) (b)(e)	2,000	2,000
Ctr. Grove School Bldg. Corp. Participating VRDN Series Putters 727, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,715	6,715
Elkhart County Gen. Oblig. Participating VRDN Series Putters 553, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,135	2,135
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,500	5,500
Indiana Bond Bank:
Participating VRDN Series ROC II R2079, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	2,405	2,405
RAN 4.25% 1/31/08, LOC Bank of New York, New York	8,100	8,135
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 3.95%, LOC JPMorgan Chase Bank, VRDN (b)	4,425	4,425
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II R6072, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	$ 5,280	$ 5,280
Indiana Muni. Pwr. Participating VRDN Series 06 100, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	14,605	14,605
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series DB 114, 3.98% (Liquidity Facility Deutsche Bank AG) (b)(e)	6,340	6,340
Series Merlots B21, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	4,130	4,130
Series MS 853, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	2,000	2,000
Series PT 2189, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,940	2,940
Series PT 3610, 3.98% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	28,685	28,685
Indianapolis Bond Bank Wtrwks. Rev. Participating VRDN Series PT 3961, 3.99% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,095	7,095
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	9,875	9,875
IPS Multi-School Bldg. Corp. Participating VRDN Series Putters 1702, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	6,535	6,535
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 3.99% (Liquidity Facility Bank of New York, New York) (b)(e)	6,590	6,590
North Daviess School Bldg. Corp. Participating VRDN Series ROC II R2203, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,575	6,575
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,780	9,780
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 4.15%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,000	6,000
White County Hosp. Rent Rev. 3.95%, LOC Regions Bank of Alabama, VRDN (b)	7,900	7,900
		159,635
Iowa - 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,330	6,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.6%
Wichita Hosp. Rev. Participating VRDN Series MT 170, 3.98% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	$ 19,695	$ 19,695
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 1136, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,005	3,005
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,475	3,475
		26,175
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. (Baptist Health Care Proj.) Series B, 3.95% (MBIA Insured), VRDN (b)	4,900	4,900
Louisville & Jefferson County Participating VRDN Series PA 1416, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,000	5,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	9,525	9,525
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 4.04% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,200	1,200
		20,625
Louisiana - 2.7%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	11,955	11,955
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series MS 06 1307, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	11,700	11,700
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 3035, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,765	5,765
Series ROC II RR 9049, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	22,595	22,595
Series Stars 162, 3.98% (Liquidity Facility BNP Paribas SA) (b)(e)	11,480	11,480
Louisiana Gen. Oblig. Participating VRDN:
Series Merlot 06 C4, 3.99% (Liquidity Facility Bank of New York, New York) (b)(e)	5,600	5,600
Series MT 158, 3.98% (Liquidity Facility BNP Paribas SA) (b)(e)	2,000	2,000
Series MT 190, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	6,275	6,275
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Participating VRDN Series Putters 1349, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 9,485	$ 9,485
Louisiana State Univ. Participating VRDN Series Solar 06 115, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	18,475	18,475
Saint Charles Parish Consolidated Wtrwks. & Wastewtr. District 1 Participating VRDN Series PT 3861, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,115	7,115
Saint Tammany Parish Sales Participating VRDN Series PT 3633, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	975	975
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 3.78% tender 5/3/07, CP mode	8,400	8,400
		121,820
Maine - 0.5%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	8,060	8,060
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series DB 107, 3.98% (Liquidity Facility Deutsche Bank AG) (b)(e)	5,170	5,170
Series EGL 00 1901 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Series Putters 546, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,215	5,215
		21,445
Maryland - 0.6%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 85, 3.77% tender 5/3/07, LOC Wachovia Bank NA, CP mode	4,300	4,300
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Bonds Series Q, 3.59% 12/14/07	10,000	10,000
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series MS 06 1310, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	7,600	7,600
		25,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - 2.8%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.97%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 9,000	$ 9,000
Detroit City School District Participating VRDN:
Series PT 1579, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	13,030	13,030
Series PT 3559, 3.98% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,435	7,435
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Series Merlots 01 A103, 3.99% (Liquidity Facility Bank of New York, New York) (b)(e)	1,200	1,200
Series PT 2595, 3.97% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	5,895	5,895
Detroit Wtr. Supply Sys. Rev.:
Bonds Series PT 2587, 3.74%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France) (b)(e)(f)	3,270	3,270
Participating VRDN Series Putters 200, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,270	1,270
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,990	1,990
Kent County Bldg. Auth. Participating VRDN Series PT 3243, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,895	5,895
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series MS 907, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	4,948	4,948
Series Stars 101, 3.97% (Liquidity Facility BNP Paribas SA) (b)(e)	7,485	7,485
(Facilities Prog.) Series 2005 IIA, 3.91%, LOC DEPFA BANK PLC, VRDN (b)	4,200	4,200
Michigan Muni. Bond Auth. Rev.:
Participating VRDN Series MT 287, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,090	9,090
RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	10,300	10,325
Michigan State Hosp. Fin. Auth. Rev.:
Participating VRDN Series PT 732, 3.98% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	7,700	7,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan State Hosp. Fin. Auth. Rev.: - continued
(Health Care Equip. Ln. Prog.):
Series B, 3.97%, LOC LaSalle Bank Midwest NA, VRDN (b)	$ 800	$ 800
3.97%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,500	11,500
(Munising Memorial Hosp. Assoc. Proj.) 3.97%, LOC Banco Santander Central Hispano SA, VRDN (b)	6,400	6,400
Michigan Strategic Fund Ltd. Oblig. Rev. (Dow Chemical Co. Proj.) 4.15%, VRDN (b)	8,500	8,500
		123,933
Minnesota - 0.9%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series GS 07 1G, 3.97% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	6,295	6,295
Series Merlots 00 ZZ, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,840	1,840
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	3,100	3,100
Series MS 1461, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	6,400	6,400
Minnesota Higher Ed. Facilities Auth. Rev. (Gustavus Adolphus College Proj.) 3.95%, LOC Allied Irish Banks PLC, VRDN (b)	7,600	7,600
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.97%, LOC Fannie Mae, VRDN (b)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 3.98% (Liquidity Facility Citibank NA) (b)(e)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 3.98% (Liquidity Facility Citibank NA) (b)(e)	7,080	7,080
		39,780
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Putters 667, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,385	2,385
Mississippi Gen. Oblig.:
Participating VRDN Series Putters 138, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	7,935	7,935
Series 2003 E, 3.94% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	7,010	7,010
		17,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - 1.0%
Howard Bend Levee District Participating VRDN Series PT 3338, 3.98% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	$ 5,485	$ 5,485
Jackson County Spl. Oblig. Participating VRDN Series ROC II R 9013, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,645	4,645
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series Floaters 06 1433, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	5,300	5,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 3.99% (Liquidity Facility Citibank NA) (b)(e)	6,000	6,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 4.11%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,700	3,700
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	2,700	2,700
Springfield Pub. Util. Rev. Participating VRDN Series Munitops 06 72, 3.99% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	17,150	17,150
		44,980
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Bonds Series A, 5.25% 1/1/10 (Pre-Refunded to 1/1/08 @ 101) (d)	5,000	5,101
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.99% (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Series EGL 04 9 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	2,560	2,560
Omaha Pub. Pwr. District Participating VRDN Series LB 06 P114, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	11,535	11,535
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series MS 1289, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	5,100	5,100
		26,296
Nevada - 1.7%
Clark County Fuel Tax Participating VRDN:
Series Putters 1309, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,650	5,650
Series PZ 138, 3.99% (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,360	3,360
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District Participating VRDN Series PT 3918, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 2,710	$ 2,710
Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 83, 3.98% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	8,305	8,305
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series Putters 802, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,155	4,155
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,245	5,245
Series PT 3522, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,885	8,885
Series PZ 142, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,630	12,630
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,270	5,270
Reno Sales Tax Rev. Participating VRDN:
Series GS 06 3G, 3.98% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	5,825	5,825
Series GS 06 5GZ, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	14,522	14,522
		76,557
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 3.95%, LOC SunTrust Banks, Inc., VRDN (b)	7,495	7,495
New Jersey - 0.9%
East Brunswick Township Gen. Oblig. BAN 4% 1/4/08	9,700	9,720
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	16,000	16,000
Series PA 614, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,825	3,825
New Jersey Trans. Trust Fund Auth. Participating VRDN Series PZ 116, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	13,260	13,260
		42,805
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.4%
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Proj.) Series B, 3.95% (FSA Insured), VRDN (b)	$ 7,300	$ 7,300
Roswell Student Hsg. Rev. (Roswell LLC Proj.) Series 2006 A. 3.95%, LOC Banco Santander Central Hispano SA, VRDN (b)	11,710	11,710
		19,010
New York - 1.2%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 15 Class A, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	25,175	25,175
Series EGL 04 33 Class A, 3.98% (Liquidity Facility Citibank NA) (b)(e)	8,500	8,500
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 3.96% (Liquidity Facility Morgan Stanley) (b)(e)	1,460	1,460
New York Transitional Fin. Auth. Rev. Participating VRDN Series MSDW 00 319, 3.96% (Liquidity Facility Morgan Stanley) (b)(e)	3,760	3,760
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series EGL 02 6024 Class A, 3.98% (Liquidity Facility Citibank NA) (b)(e)	13,690	13,690
		52,585
Non State Specific - 0.3%
Multistate Participating VRDN Series PZP 015, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,000	10,000
Multistate Puttable Floating Option Tax Receipts Participating VRDN Series PZP 017, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,360	3,360
		13,360
North Carolina - 3.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Participating VRDN Series MS 1272, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	6,855	6,855
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R7529, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	10,755	10,755
Mecklenburg County Ctfs. of Prtn. 3.96% (Liquidity Facility Bank of America NA), VRDN (b)	5,375	5,375
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 3.95%, LOC Branch Banking & Trust Co., VRDN (b)	7,775	7,775
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 3.95%, LOC Branch Banking & Trust Co., VRDN (b)	$ 5,610	$ 5,610
3.95%, LOC Branch Banking & Trust Co., VRDN (b)	10,000	10,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 07 0015, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	10,890	10,890
Series MS 06 1338, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	7,649	7,649
Series ROC RR II 9048, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	7,185	7,185
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	7,175	7,175
North Carolina Gen. Oblig. Participating VRDN Series ROC II R 597, 3.98% (Liquidity Facility Citibank NA) (b)(e)	3,480	3,480
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ROC II R 811, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	14,600	14,600
North Carolina Med. Care Commission Health Care Facilities Rev. Novant Health Participating VRDN Series RBC I 15, 3.98% (Liquidity Facility Royal Bank of Canada) (b)(e)	9,000	9,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 1999 B, 6.375% 1/1/08	7,000	7,125
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC 645, 3.98% (Liquidity Facility Citibank NA) (b)(e)	6,400	6,400
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	7,700	7,700
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 3.95% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	5,975	5,975
		133,549
Ohio - 2.0%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 3.98%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,620	3,620
Columbus City School District Participating VRDN Series RBC I 21, 3.97% (Liquidity Facility Royal Bank of Canada) (b)(e)	6,000	6,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 4.07%, VRDN (b)	14,000	14,000
Subseries B3, 4.07%, VRDN (b)	2,100	2,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Delaware Gen. Oblig. BAN 4% 12/13/07	$ 5,000	$ 5,013
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series MS 1223, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	8,300	8,300
(Cincinnati Gas & Elec. Co. Proj.) Series A, 4.2%, VRDN (b)	3,400	3,400
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	12,505	12,505
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN:
Series EGL 7053020 Class A, 3.98% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	3,000	3,000
Series PT 3880, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,235	5,235
(Pooled Fing. Prog.):
Series 2003 B, 3.94%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,000	5,000
Series 2004 B, 3.94%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,100	5,100
Series 2006 A, 3.94%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	8,000	8,000
(The College of Mount Saint Joseph Proj.) 3.95%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,460	2,460
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 3.93%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,400	4,400
		88,133
Oklahoma - 0.8%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.95% (AMBAC Insured), VRDN (b)	13,400	13,400
Tulsa County Indl. Auth. Health Care Rev. Participating VRDN Series PA 1431, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	20,570	20,570
		33,970
Oregon - 1.1%
Oregon Board of Higher Ed. Participating VRDN Series PT 4019, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,820	6,820
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,900	4,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series Stars 07 28, 3.97% (Liquidity Facility BNP Paribas SA) (b)(e)	$ 17,965	$ 17,965
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 4.1% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	4,300	4,300
Portland Swr. Sys. Rev. Participating VRDN Series PT 2435, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,960	5,960
Portland Urban Renewal & Redev. Participating VRDN Series PT 3287, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,495	7,495
		47,440
Pennsylvania - 4.4%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 3.97%, LOC Manufacturers & Traders Trust Co., VRDN (b)	9,700	9,700
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Putters 1281, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	4,150	4,150
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 3.94%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,600	2,600
(UPMC Health Sys. Proj.) Series 2002 C, 3.94%, LOC Comerica Bank, Detroit, VRDN (b)	2,470	2,470
Bensalem Township School District Participating VRDN Series Putters 1715, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,500	1,500
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Cmntys. Proj.) Series 2003, 3.97%, LOC Allied Irish Banks PLC, VRDN (b)	4,790	4,790
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 3.94%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,400	2,400
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 3.99% (Liquidity Facility Bank of New York, New York) (b)(e)	59,300	59,300
Lehigh Participating VRDN Series MT 385, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,120	8,120
Middletown Area School District Gen. Oblig. 3.95% (FSA Insured), VRDN (b)	13,700	13,700
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Gaudenzia Foundation, Inc. Prog.) 3.94%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,290	3,290
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.95%, LOC Unicredito Italiano Spa, VRDN (b)	$ 4,500	$ 4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,925	2,925
(King's College Proj.) Series 2001 H6, 3.94%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,800	4,800
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 06 1479, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	4,670	4,670
Series MS 958, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	1,600	1,600
Series Putters 371Z, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,900	3,900
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	5,330	5,330
TRAN 4.5% 6/29/07	8,800	8,810
Philadelphia School District Bonds Series PT 2793, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(e)(f)	6,935	6,935
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series MS 773, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	4,995	4,995
Scranton-Lackawanna Health & Welfare Auth. Rev. 3.94%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	18,500	18,500
State Pub. School Bldg. Auth. Participating VRDN Series MS 06 1552, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	7,400	7,400
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Putters 1228, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,100	3,100
Wilkes Barre Gen. Oblig. Series 2004 B, 3.94%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	9,740	9,740
		199,225
Rhode Island - 0.3%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	12,490	12,490
South Carolina - 2.9%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenville County School District Installment Purp. Rev. Participating VRDN:
Series Floaters 43 TP, 3.96% (Liquidity Facility Wells Fargo & Co.) (b)(e)	$ 9,615	$ 9,615
Series PT 3393, 3.98% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	15,905	15,905
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 3.99% (Liquidity Facility Bank of New York, New York) (b)(e)	3,750	3,750
Horry County School District Participating VRDN Series PT 2033, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,675	3,675
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 4.2%, VRDN (b)	2,700	2,700
Scago Edl. Facilities Corp. for Colleton School District Participating VRDN Series Stars 06 173, 3.98% (Liquidity Facility BNP Paribas SA) (b)(e)	53,155	53,155
South Carolina Gen. Oblig. School Facilities Participating VRDN:
Series Putters PZ 150, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,610	5,610
Series ROC 692W, 3.97% (Liquidity Facility Wells Fargo & Co.) (b)(e)	4,090	4,090
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 4%, LOC Bank of America NA, VRDN (b)	6,600	6,600
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series PT 1877, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,715	3,715
Series PT 3460, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,985	9,985
Series Putters 1094, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,845	2,845
York County Poll. Cont. Rev. Bonds (Duke Energy Co. Proj.) 3.8% tender 5/1/07, CP mode	3,200	3,200
		130,345
Tennessee - 1.2%
Elizabethton Health & Edl. Facilities Board Rev. Bonds Series PT 894, 3.73%, tender 9/27/07 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Knoxville Waste Wtr. Sys. Rev. Participating VRDN Series ROC II R 9010, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,505	5,505
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis Elec. Sys. Rev. Participating VRDN Series MS 1031, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	$ 5,845	$ 5,845
Memphis Gen. Oblig. Participating VRDN Series MS 1018, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	5,455	5,455
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 1316, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,695	9,695
Metropolitan Govt. Nashville & Davidson County Indl. Rev. (Ridgelake Apts. Proj.) 3.95%, LOC Freddie Mac, VRDN (b)	17,029	17,029
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,980	1,980
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 4.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	5,400	5,400
		55,904
Texas - 19.2%
Alamo Cmnty. College District Participating VRDN Series BA 07 127, 3.97% (Liquidity Facility Bank of America NA) (b)(e)	15,695	15,695
Aldine Independent School District Participating VRDN Series Putters 827, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,910	2,910
Arlington Spl. Oblig. Series B, 3.93% (MBIA Insured), VRDN (b)	11,700	11,700
Austin Elec. Util. Sys. Rev. Participating VRDN Series MS 1364, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	11,710	11,710
Austin Gen. Oblig. Participating VRDN Series DB 160, 3.98% (Liquidity Facility Deutsche Bank AG) (b)(e)	8,565	8,565
Bastrop Independent School District Participating VRDN Series ROC II R492, 3.98% (Liquidity Facility Citibank NA) (b)(e)	8,150	8,150
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN:
Series Putters 517, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	13,345	13,345
Series ROC II R 7517, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,130	5,130
Boerne Independent School District Participating VRDN Series Putters 626, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,165	3,165
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 4.2%, VRDN (b)	2,600	2,600
Brownsville Util. Sys. Rev. Participating VRDN Series DB 175, 3.98% (Liquidity Facility Deutsche Bank AG) (b)(e)	10,685	10,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Comal Independent School District Participating VRDN Series PT 3917, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 3,360	$ 3,360
Corsicana Independent School District Participating VRDN Series DB 111, 3.98% (Liquidity Facility Deutsche Bank AG) (b)(e)	5,080	5,080
Crowley Independent School District Participating VRDN Series PT 3039, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,065	7,065
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series GS 07 10TP, 3.96% (Liquidity Facility DEPFA BANK PLC) (b)(e)	10,585	10,585
Series GS 07 11TP, 3.96% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	10,950	10,950
Dallas Independent School District Participating VRDN:
Series PT 2210, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,255	7,255
Series ROC II R6069, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	3,465	3,465
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 3.97% (Liquidity Facility Societe Generale) (b)(e)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	4,015	4,015
El Paso Gen. Oblig. Participating VRDN Series Putters 1042, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,585	3,585
Fort Bend County Gen. Oblig. Participating VRDN Series Putters 1326, 3.97% (Liquidity Facility Deutsche Postbank AG) (b)(e)	2,770	2,770
Garland Independent School District Participating VRDN Series ROC II R2213, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,315	5,315
Granbury Independent School District Participating VRDN:
Series PT 3080, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,615	7,615
Series SG 129, 3.98% (Liquidity Facility Societe Generale) (b)(e)	4,815	4,815
Harlandale Independent School District Participating VRDN Series Putters 524, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,685	2,685
Harris County Flood Cont. District Participating VRDN Series EGL 06 0165, 3.99% (Liquidity Facility Citibank NA) (b)(e)	33,300	33,300
Harris County Gen. Oblig. Participating VRDN:
Series PT 1623, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,915	5,915
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig. Participating VRDN: - continued
Series Putters 1099, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 2,800	$ 2,800
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	5,000	5,000
Harris County Hosp. District Rev. Bonds Series PT 726, 3.73%, tender 9/27/07 (Liquidity Facility BNP Paribas SA) (b)(e)(f)	4,995	4,995
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.99% (MBIA Insured), VRDN (b)	3,300	3,300
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 3.95%, LOC Regions Bank of Alabama, VRDN (b)	13,105	13,105
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,500	3,500
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 3.97%, LOC KBC Bank NV, VRDN (b)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN Series EGL 00 4307, 3.99% (Liquidity Facility Citibank NA) (b)(e)	9,000	9,000
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,445	5,445
Series ROC II 2084, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,205	5,205
Houston Gen. Oblig. Participating VRDN:
Series PT 3455, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,140	7,140
Series PT 969, 3.98% (Liquidity Facility DEPFA BANK PLC) (b)(e)	8,200	8,200
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 3.98% (Liquidity Facility Societe Generale) (b)(e)	3,100	3,100
Houston Independent School District Participating VRDN Series MT 401, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,995	4,995
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.98% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	1,500	1,500
Houston Util. Sys. Rev. Participating VRDN:
Series IXIS 05 23, 3.98% (Liquidity Facility CDC Fin. CDC IXIS) (b)(e)	10,815	10,815
Series PT 2243, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,085	7,085
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev. Participating VRDN: - continued
Series PT 3229, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 5,310	$ 5,310
Series Putters 527, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,130	3,130
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series GS 06 37TPZ, 3.98% (Liquidity Facility Wells Fargo & Co.) (b)(e)	6,210	6,210
Series Merlots 02 A16, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	2,285	2,285
Series Putters 1688, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,125	4,125
Series SG 120, 3.98% (Liquidity Facility Societe Generale) (b)(e)	11,600	11,600
Hunt Memorial Hosp. District Rev. Series 1998, 3.98% (FSA Insured), VRDN (b)	4,165	4,165
Hutto Independent School District Participating VRDN Series ROC II R434, 3.98% (Liquidity Facility Citibank NA) (b)(e)	4,200	4,200
Irving Independent School District Participating VRDN:
Series 2006 274 Class A, 3.98% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	9,840	9,840
3.98% (Liquidity Facility Wells Fargo & Co.) (b)(e)	8,900	8,900
Keller Independent School District Participating VRDN Series ROC II R 7048, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,700	6,700
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN:
Series MS 1082, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	4,648	4,648
Series PT 1818, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,240	4,240
Mansfield Independent School District Participating VRDN Series Putters 704, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,985	1,985
McAllen Independent School District Participating VRDN Series PT 3082, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	11,760	11,760
Midlothian Independent School District Participating VRDN Series PT 3081, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,705	5,705
Montgomery County Gen. Oblig. Participating VRDN Series ROC II R 7037, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	3,880	3,880
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
New Caney Independent School District Participating VRDN Series MS 1286, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	$ 9,515	$ 9,515
North East Texas Independent School District Participating VRDN:
Series MS 06 1333, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	5,745	5,745
Series PT 3957, 3.99% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	5,100	5,100
Northside Independent School District Participating VRDN Series PT 2329, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,600	4,600
Nueces River Auth. Wtr. Supply Rev. Participating VRDN:
Series PT 3190, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,690	5,690
Series Putters 1412, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,945	2,945
Pearland Independent School District Participating VRDN:
Series PA 1449, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,665	6,665
Series SG 106, 3.98% (Liquidity Facility Societe Generale) (b)(e)	1,100	1,100
Plano Independent School District Participating VRDN Series SGA 128, 3.97% (Liquidity Facility Societe Generale) (b)(e)	1,680	1,680
Port Houston Auth. Harris County Participating VRDN Series PT 3531, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	11,305	11,305
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.97% (Liquidity Facility Societe Generale) (b)(e)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 3.97% (Liquidity Facility Societe Generale) (b)(e)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,565	6,565
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series MS 00 469, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	9,995	9,995
Series PT 3921, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,000	12,000
Series SG 104, 3.98% (Liquidity Facility Societe Generale) (b)(e)	5,490	5,490
Series SG 105, 3.98% (Liquidity Facility Societe Generale) (b)(e)	5,200	5,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
3.99% (Liquidity Facility Bank of America NA), VRDN (b)	$ 20,275	$ 20,275
San Antonio Gen. Oblig. Participating VRDN Series Putters PZ 146, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,165	6,165
San Antonio Independent School District Bonds Series AAB 01 28, 3.98%, tender 5/7/07 (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	1,400	1,400
San Antonio Muni. Drainage Util. Sys. Rev. Participating VRDN Series ROC II R553, 3.98% (Liquidity Facility Citibank NA) (b)(e)	5,175	5,175
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,000	1,000
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.99% (Liquidity Facility Citibank NA) (b)(e)	5,805	5,805
Series ROC II R2222, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,125	4,125
Sunnyvale School District Participating VRDN Series Putters 619, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,540	5,540
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN:
Series PT 3428, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,340	10,340
Series PT 976, 3.98% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	7,995	7,995
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,440	1,440
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	4,800	4,800
Series EGL 06 0125, 3.99% (Liquidity Facility Citibank NA) (b)(e)	17,900	17,900
Series LB 05 K15, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	8,000	8,000
Series MACN 05 I, 3.96% (Liquidity Facility Bank of America NA) (b)(e)	9,390	9,390
Series PT 3489, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	13,560	13,560
Series Putters 1024, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,915	8,915
TRAN 4.5% 8/31/07	161,160	161,590
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series Putters 1330, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 2,420	$ 2,420
Series Putters 1331, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,995	2,995
Texas Trans. Mobility Fund Participating VRDN Series ROC 4083, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,500	6,500
Univ. of Texas Univ. Revs. Participating VRDN:
Series MT 354, 3.98% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	17,150	17,150
Series Putters 1646, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,100	6,100
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,985	5,985
Series ROC II R 7041, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	12,745	12,745
		862,313
Utah - 1.4%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev. Participating VRDN Series ROC II R2202, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	8,480	8,480
Intermountain Pwr. Agcy.:
Participating VRDN Series MS 175, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	16,495	16,495
Series 1997 B2, 3.68% 8/8/07 (Liquidity Facility Bank of Nova Scotia), CP	9,000	9,000
Series 98 B4, 3.74% 9/6/07 (Liquidity Facility Bank of Nova Scotia), CP	6,000	6,000
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series EGL 96 C4402 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	5,665	5,665
Saint George Elec. Rev. Participating VRDN Series Putters 917, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,590	5,590
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,260	6,260
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,125	5,125
		62,615
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - 1.7%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 4.01% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	$ 1,300	$ 1,300
Fairfax County Redev. & Hsg. Auth. Rev. BAN 4% 2/12/08	3,150	3,159
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series EGL 06 91 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	14,700	14,700
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 84:
3.85% tender 5/3/07, CP mode	4,000	4,000
3.95% tender 5/24/07, CP mode	700	700
3.95% tender 5/30/07, CP mode	4,000	4,000
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 3.99%, VRDN (b)	25,575	25,575
Upper Occoquan Swr. Auth. Rev. Participating VRDN Series A, 3.97% (Liquidity Facility Bank of America NA) (b)(e)	13,000	13,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	2,300	2,300
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 1997A, 5.6% 8/1/14 (Pre-Refunded to 8/1/07 @ 101) (d)	8,860	8,991
		77,725
Washington - 3.6%
Central Washington Univ. Sys. Rev. Participating VRDN Series ROC II R 2121, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	8,320	8,320
Energy Northwest Elec. Rev. Participating VRDN:
Series EGL 06 65 Class A, 3.98% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)	12,900	12,900
Series PT 734, 3.98% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	7,000	7,000
Series ROC II R152, 3.98% (Liquidity Facility Citibank NA) (b)(e)	2,230	2,230
Series ROC II R3012, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	9,660	9,660
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,280	5,280
King County Rural Library District Participating VRDN:
Series PT 3053, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,940	3,940
Series Putters 1009, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,905	4,905
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Rural Library District Participating VRDN: - continued
Series Putters 1015, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 5,630	$ 5,630
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,955	3,955
King County Swr. Rev. Participating VRDN:
Series MS 01 554, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	5,000	5,000
Series PT 3466, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,000	4,000
Lewis County Pub. Util. District #1 Participating VRDN Series ROC RR II R4026, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,310	6,310
Port of Seattle Rev. Participating VRDN Series DB 168, 3.98% (Liquidity Facility Deutsche Bank AG) (b)(e)	6,330	6,330
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 A, 3.95%, LOC Bank of America NA, VRDN (b)	2,325	2,325
Redmond Cmnty. Properties Lease Participating VRDN Series MT 269, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,445	3,445
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,930	4,930
Snohomish County Pub. Util. District #1 Elec. Rev. Participating VRDN Series ROC II R6055, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	7,405	7,405
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Participating VRDN Series ROC II R2041, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	3,930	3,930
Washington Gen. Oblig. Participating VRDN:
Series PT 2095, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,980	1,980
Series PT 3293, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,330	5,330
Series Putters 1199, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,615	3,615
Series Putters 1296, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,905	4,905
Series Putters 509, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,470	5,470
Series ROC II R 759 PB, 3.97% (Liquidity Facility Deutsche Postbank AG) (b)(e)	8,055	8,055
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev. Participating VRDN Series LB 05 L1, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	$ 20,140	$ 20,140
Washington Hsg. Fin. Commission Nonprofit Rev.:
(Eastside Catholic School Proj.) Series A, 3.96%, LOC Keybank Nat'l. Assoc., VRDN (b)	5,000	5,000
(United Way King County Proj.) 4%, LOC Bank of America NA, VRDN (b)	2,100	2,100
		164,090
West Virginia - 0.3%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 4.12%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,950	3,950
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,370	2,370
Series ROC II R4067, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,990	6,990
		13,310
Wisconsin - 2.0%
Badger Tobacco Asset Securitization Corp. Participating VRDN Series PA 1361, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,110	3,110
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series PT 3071, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,710	6,710
Milwaukee County Gen. Oblig. RAN 4.25% 3/27/08	7,800	7,846
Wisconsin Gen. Oblig. Participating VRDN Series PT 967, 3.98% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	8,925	8,925
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MT 318, 3.98% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	10,800	10,800
Series PT 761, 3.98% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	3,400	3,400
Series PT 873, 3.98% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	10,765	10,765
Series PT 917, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	12,930	12,930
Series Putters 399, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,245	3,245
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Nat'l. Regency of New Berlin, Inc. Proj.) 4.11%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	$ 5,800	$ 5,800
Series B, 3.98%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	8,000	8,000
3.98%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	5,400	5,400
Wisconsin Trans. Rev. Participating VRDN Series Putters 299, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	895	895
		87,826
	Shares
Fidelity Tax-Free Cash Central Fund, 3.94% (a)(c)	127,515,800	127,516
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $4,301,443)		4,301,443
NET OTHER ASSETS - 4.2%		188,845
NET ASSETS - 100%		$ 4,490,288
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,195,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Detroit Wtr. Supply Sys. Rev. Bonds Series PT 2587, 3.74%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France)	2/23/07	$ 3,270
Security	Acquisition Date	Cost (000s)
Elizabethton Health & Edl. Facilities Board Rev. Bonds Series PT 894, 3.73%, tender 9/27/07 (Liquidity Facility Merrill Lynch & Co., Inc.)	3/27/07	$ 4,995
Harris County Hosp. District Rev. Bonds Series PT 726, 3.73%, tender 9/27/07 (Liquidity Facility BNP Paribas SA)	3/27/07	$ 4,995
Philadelphia School District Bonds Series PT 2793, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	6/29/05	$ 6,935
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (amount in thousands)
Fidelity Tax-Free Cash Central Fund	$ 2,305

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Tax-Exempt Fund

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,173,927)	$ 4,173,927
Fidelity Central Funds (cost $127,516)	127,516
Total Investments (cost $4,301,443)		$ 4,301,443
Cash		90,822
Receivable for investments sold		19,213
Receivable for fund shares sold		115,865
Interest receivable		40,468
Distributions receivable from Fidelity Central Funds		394
Prepaid expenses		11
Receivable from investment adviser for expense reductions		146
Other receivables		1,978
Total assets		4,570,340

Liabilities
Payable for investments purchased	$ 13,036
Payable for fund shares redeemed	63,046
Distributions payable	253
Accrued management fee	959
Distribution fees payable	367
Other affiliated payables	2,329
Other payables and accrued expenses	62
Total liabilities		80,052

Net Assets		$ 4,490,288
Net Assets consist of:
Paid in capital		$ 4,490,202
Distributions in excess of net investment income		(3)
Accumulated undistributed net realized gain (loss) on investments		89
Net Assets		$ 4,490,288

Daily Money Class: Net Asset Value, offering price and redemption price per share ($663,399 ÷ 662,931 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($513,173 ÷ 512,826 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($3,313,716 ÷ 3,312,880 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)

Investment Income
Interest		$ 71,725
Income from Fidelity Central Funds		2,305
Total income		74,030

Expenses
Management fee	$ 5,319
Transfer agent fees	4,287
Distribution fees	2,166
Accounting fees and expenses	189
Custodian fees and expenses	31
Independent trustees' compensation	6
Registration fees	434
Audit	27
Legal	6
Miscellaneous	12
Total expenses before reductions	12,477
Expense reductions	(4,490)	7,987
Net investment income		66,043
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		169
Net increase in net assets resulting from operations		$ 66,212

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 66,043	$ 97,800
Net realized gain (loss)	169	220
Net increase in net assets resulting from operations	66,212	98,020
Distributions to shareholders from net investment income	(66,044)	(97,793)
Share transactions - net increase (decrease)	693,643	841,473
Total increase (decrease) in net assets	693,811	841,700

Net Assets
Beginning of period	3,796,477	2,954,777
End of period (including distributions in excess of net investment income of $3 and distributions in excess of net investment income of $2, respectively)	$ 4,490,288	$ 3,796,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.027	.016	.005	.005	.010
Distributions from net investment income	(.015)	(.027)	(.016)	(.005)	(.005)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.49%	2.72%	1.58%	.47%	.52%	.98%
Ratios to Average Net Assets D, E
Expenses before reductions	.74% A	.73%	.74%	.74%	.74%	.73%
Expenses net of fee waivers, if any	.70% A	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.53% A	.54%	.61%	.69%	.68%	.66%
Net investment income	2.98% A	2.70%	1.60%	.49%	.52%	.98%
Supplemental Data
Net assets, end of period (in millions)	$ 663	$ 617	$ 575	$ 625	$ 544	$ 576

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.024	.013	.002	.003	.007
Distributions from net investment income	(.014)	(.024)	(.013)	(.002)	(.003)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.36%	2.46%	1.33%	.23%	.30%	.72%
Ratios to Average Net Assets D, E
Expenses before reductions	.99% A	.98%	.99%	.99%	.99%	.98%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.94%	.93%	.95%
Expenses net of all reductions	.78% A	.79%	.86%	.93%	.91%	.91%
Net investment income	2.73% A	2.45%	1.35%	.25%	.29%	.72%
Supplemental Data
Net assets, end of period (in millions)	$ 513	$ 519	$ 524	$ 504	$ 369	$ 367

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.029	.018	.007	.008	.012
Distributions from net investment income	(.016)	(.029)	(.018)	(.007)	(.008)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.61%	2.97%	1.84%	.73%	.78%	1.21%
Ratios to Average Net Assets D, E
Expenses before reductions	.49% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.28% A	.29%	.36%	.44%	.43%	.41%
Net investment income	3.23% A	2.95%	1.85%	.74%	.74%	1.17%
Supplemental Data
Net assets, end of period (in millions)	$ 3,314	$ 2,661	$ 1,856	$ 1,049	$ 495	$ 254

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the trust). Each Fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Tax-Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Treasury	$ 3,180,763	$ -	$ -	$ -
Prime	17,509,118	-	-	-
Tax-Exempt	4,301,443	-	-	-

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Treasury	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Daily Money Class	-%	.25%	$ 1,662	$ 131
Capital Reserves Class	.25%	.25%	4,606	32
Advisor B Class	.75%	.25%	346	260
Advisor C Class	.75%	.25%	510	81
			$ 7,124	$ 504
Prime
Daily Money Class	-%	.25%	$ 9,099	$ 850
Capital Reserves Class	.25%	.25%	24,114	1,039
			$ 33,213	$ 1,889
Tax-Exempt
Daily Money Class	-%	.25%	$ 821	$ 56
Capital Reserves Class	.25%	.25%	1,345	99
			$ 2,166	$ 155

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Advisor B Class*	$ 144
Advisor C Class*	$ 21
Prime
Daily Money Class	$ 6

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives asset-based fees that vary according

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent - continued

to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC were as follows.

Treasury - Daily Money Class	$ 1,332
Treasury - Capital Reserves Class	1,820
Treasury - Advisor B Class	69
Treasury - Advisor C Class	101
$ 3,322
Prime - Daily Money Class	$ 7,319
Prime - Capital Reserves Class	9,726
$ 17,045
Tax-Exempt - Daily Money Class	$ 655
Tax-Exempt - Capital Reserves Class	536
Tax-Exempt - Fidelity Tax-Free Money Market Fund	3,096
$ 4,287

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. Prime Fund's open loans at period end are presented under the caption "Interfund Loans" in the Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Prime	Lender	$9,001	5.40%

Semiannual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from Adviser
Treasury
Daily Money Class	.70%	$ 226
Capital Reserves Class	.95%	250
Advisor B Class	1.45%	14
Advisor C Class	1.45%	18
Prime
Daily Money Class	.70%	$ 1,719
Capital Reserves Class	.95%	2,394
Tax-Exempt
Daily Money Class	.70%	$ 125
Capital Reserves Class	.95%	109
Fidelity Tax-Free Money Market Fund	.45%	599

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Treasury	$ -		$ -
Daily Money Class		$ 13
Capital Reserves Class		-
Advisor B Class		-
Advisor C Class		1
Prime	17		-
Daily Money Class		58
Capital Reserves Class		-
Tax-Exempt	31		188
Daily Money Class		530
Capital Reserves Class		434
Fidelity Tax-Free Money Market Fund		2,474

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

In September 2006, Treasury Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified Treasury Fund that the Fund's books and records did not reflect a conversion of certain Class B to Daily Money Class shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Daily Money Class shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Treasury - Daily Money Class	$ 30,408	$ 44,106
Treasury - Capital Reserves Class	40,237	37,510
Treasury - Advisor B Class	1,325	2,945
Treasury - Advisor C Class	1,953	3,560
Total	$ 73,923	$ 88,121
Prime - Daily Money Class	$ 169,811	$ 250,714
Prime - Capital Reserves Class	212,993	324,857
Total	$ 382,804	$ 575,571
Tax-Exempt - Daily Money Class	$ 9,708	$ 16,602
Tax-Exempt - Capital Reserves Class	7,282	12,386
Tax-Exempt - Fidelity Tax-Free Money Market Fund	49,054	68,805
Total	$ 66,044	$ 97,793

Semiannual Report

9. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
Treasury - Daily Money Class Shares sold	2,618,295	4,894,590
Reinvestment of distributions	28,639	42,116
Shares redeemed	(2,629,930)	(4,593,898)
Net increase (decrease)	17,004	342,808
Treasury - Capital Reserves Class Shares sold	7,110,495	4,057,442
Reinvestment of distributions	37,906	32,552
Shares redeemed	(6,574,783)	(3,740,422)
Net increase (decrease)	573,618	349,572
Treasury - Advisor B Class Shares sold	17,814	65,066
Reinvestment of distributions	1,192	2,685
Shares redeemed	(40,703)	(97,206)
Net increase (decrease)	(21,697)	(29,455)
Treasury - Advisor C Class Shares sold	58,117	166,428
Reinvestment of distributions	1,835	3,392
Shares redeemed	(73,362)	(164,315)
Net increase (decrease)	(13,410)	5,505
Prime - Daily Money Class Shares sold	16,007,602	27,565,560
Reinvestment of distributions	164,749	241,173
Shares redeemed	(15,519,922)	(26,131,301)
Net increase (decrease)	652,429	1,675,432
Prime - Capital Reserves Class Shares sold	24,660,192	43,168,639
Reinvestment of distributions	207,822	315,616
Shares redeemed	(23,784,165)	(41,954,545)
Net increase (decrease)	1,083,849	1,529,710

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

	Six months ended April 30, 2007	Year ended October 31, 2006
Tax-Exempt - Daily Money Class Shares sold	1,658,304	3,146,123
Reinvestment of distributions	9,209	15,597
Shares redeemed	(1,621,032)	(3,119,787)
Net increase (decrease)	46,481	41,933
Tax-Exempt - Capital Reserves Class Shares sold	1,319,134	2,528,347
Reinvestment of distributions	7,136	12,181
Shares redeemed	(1,332,019)	(2,545,253)
Net increase (decrease)	(5,749)	(4,725)
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	8,200,750	11,423,682
Reinvestment of distributions	48,318	67,656
Shares redeemed	(7,596,157)	(10,687,073)
Net increase (decrease)	652,911	804,265

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

DMFI-SANN-0607 463755.1.0
1.703547.109

Fidelity

Tax-Free Money Market

Fund

A Class of Fidelity®
Cash Management Funds:
Tax-Exempt Fund

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments with their values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Daily Money Class
Actual	$ 1,000.00	$ 1,014.90	$ 3.50
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Capital Reserves Class
Actual	$ 1,000.00	$ 1,013.60	$ 4.74
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Fidelity Tax-Free Money Market Fund
Actual	$ 1,000.00	$ 1,016.10	$ 2.25
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Daily Money Class	.70%
Capital Reserves Class	.95%
Fidelity Tax-Free Money Market Fund	.45%

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/07	% of fund's investments 10/31/06	% of fund's investments 4/30/06
0 - 30	91.9	93.0	87.2
31 - 90	0.5	1.0	2.1
91 - 180	5.8	1.5	8.4
181 - 397	1.8	4.5	2.3
Weighted Average Maturity
	4/30/07	10/31/06	4/30/06
Tax-Exempt Fund	19 Days	21 Days	23 Days
All Tax-Free Money Market Funds Average*	20 Days	26 Days	21 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
Variable Rate Demand Notes (VRDNs) 84.8%	Variable Rate Demand Notes (VRDNs) 83.4%
Commercial Paper (including CP Mode) 1.6%	Commercial Paper (including CP Mode) 2.3%
Tender Bonds 0.9%	Tender Bonds 1.6%
Municipal Notes 4.8%	Municipal Notes 4.3%
Municipal Bonds 0.9%	Municipal Bonds 0.3%
Fidelity Tax-Free Cash Central Fund 2.8%	Fidelity Tax-Free Cash Central Fund 3.4%
Net Other Assets 4.2%	Net Other Assets 4.7%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.8%
	Principal Amount (000s)	Value (000s)
Alabama - 2.6%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	$ 6,600	$ 6,600
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	10,000	10,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series EGL 02 6009 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	4,100	4,100
Birmingham Wtrwks. & Swr. Rev. Participating VRDN Series PT 3935, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,660	5,660
Health Care Auth. for Baptist Health Series 2006 C, 3.99%, LOC Regions Bank of Alabama, VRDN (b)	9,400	9,400
Huntsville Health Care Auth. Rev. Bonds 5%, tender 3/3/08, LOC Regions Bank of Alabama (b)	10,000	10,108
Jefferson County Ltd. Oblig. School Warrants Series B, 3.95% (AMBAC Insured), VRDN (b)	16,900	16,900
Jefferson County Swr. Rev.:
Series 2002 C6, 3.95% (XL Cap. Assurance, Inc. Insured), VRDN (b)	12,200	12,200
Series 2003 B7, 3.95% (XL Cap. Assurance, Inc. Insured), VRDN (b)	15,200	15,200
Univ. of Alabama - Birmingham Participating VRDN Series PA 1413, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	23,670	23,670
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,500	2,500
		116,338
Alaska - 0.6%
Alaska Int'l. Arpts. Revs. Participating VRDN Series PT 1397, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,600	4,600
Anchorage Gen. Oblig. Participating VRDN Series PT 2655, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,765	5,765
Anchorage Lease Rev. Participating VRDN Series PT 2657, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,515	2,515
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,085	3,085
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN Series MT 279, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,520	10,520
		26,485
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - 3.0%
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series ROC II R4080, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	$ 8,875	$ 8,875
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,000	3,000
Series ROC II R174, 3.98% (Liquidity Facility Citibank NA) (b)(e)	4,995	4,995
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.99% (Liquidity Facility BNP Paribas SA) (b)(e)	3,000	3,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN:
Series MACN 05 L, 3.97% (Liquidity Facility Bank of America NA) (b)(e)	2,575	2,575
Series PA 1373, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	20,250	20,250
Series Putters 1374, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,745	6,745
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series ROC II R6039, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,140	5,140
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,200	1,200
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 1995, 3.99%, LOC Wachovia Bank NA, VRDN (b)	19,300	19,300
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 14 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	7,600	7,600
Series EGL 06 22 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	12,070	12,070
Series EGL 06 93 Class A, 3.98% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	24,790	24,790
Series MS 04 1227, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	1,900	1,900
Series PT 1512, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,000	1,000
Series ROC II R1002, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R1003, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	$ 3,930	$ 3,930
Series 1997 A, 3.73% 9/13/07, CP	4,600	4,600
		135,470
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	4,990	4,990
California - 0.1%
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 4.05%, LOC Societe Generale, VRDN (b)	3,100	3,100
Colorado - 3.1%
Adams County Rev. Participating VRDN Series MS 1260, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	14,000	14,000
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	7,985	7,985
Colorado Adventist Health Participating VRDN Series ROC 679 CE, 3.98% (Liquidity Facility Citibank NA) (b)(e)	7,500	7,500
Colorado Dept. of Trans. Rev. Participating VRDN Series ROC II R 4046, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	3,280	3,280
Colorado Health Participating VRDN Series MS 7023, 3.97% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	7,500	7,500
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.98% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	2,000	2,000
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series MT 23, 3.98% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	19,140	19,140
(Boulder Cmnty. Hosp. Proj.) Series 2000, 4.07%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Colorado State Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,630	5,630
Denver City & County Arpt. Rev. Participating VRDN Series GS 06 63TP, 3.96% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	9,500	9,500
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.98% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	4,895	4,895
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Participating VRDN: - continued
Series PZ 112, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 13,305	$ 13,305
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	2,775	2,775
Larimer, Weld & Boulder Counties School District R2J Thompson Participating VRDN Series PT 3317, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,205	4,205
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,985	1,985
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	6,770	6,770
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.93%, VRDN (b)	15,300	15,300
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series PT 2690, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,525	10,525
Series Putters 862, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,035	4,035
		141,330
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 4.06%, VRDN (b)	3,500	3,500
Series 1999 A, 4.17%, VRDN (b)	3,300	3,300
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 3.99%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,570	3,570
		10,370
District Of Columbia - 0.4%
District of Colombia Ballpark Rev. Participating VRDN Series I-5, 3.97% (Liquidity Facility Royal Bank of Canada) (b)(e)	8,365	8,365
District of Columbia Gen. Oblig. Participating VRDN Series PT 2440, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,865	1,865
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 4.04% (AMBAC Insured), VRDN (b)	3,575	3,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(American Psychological Assoc. Proj.) 3.97%, LOC Bank of America NA, VRDN (b)	$ 1,100	$ 1,100
(Defenders of Wildlife Proj.) 3.97%, LOC Bank of America NA, VRDN (b)	2,600	2,600
		17,505
Florida - 7.4%
Brevard Participating VRDN Series ROC 655 CE, 3.98% (Liquidity Facility Citibank NA) (b)(e)	9,720	9,720
Broward County Arpt. Sys. Rev. Participating VRDN Series PT 2415, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,235	5,235
Broward County School Board Participating VRDN Series BA 07 129, 3.97% (Liquidity Facility Bank of America NA) (b)(e)	16,195	16,195
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.98% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)	13,000	13,000
Series EGL 01 905, 3.99% (Liquidity Facility Citibank NA) (b)(e)	10,200	10,200
Series PT 1223, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,000	7,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT 2036, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,080	8,080
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series EGL 7050054 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	18,840	18,840
Series ROC II R482, 3.98% (Liquidity Facility Citibank NA) (b)(e)	9,720	9,720
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series PT 3400, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,740	6,740
Florida Dept. of Trans. Tpk. Rev. Participating VRDN:
Series Putters 218, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,820	7,820
Series PZ 184, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,140	6,140
Florida Gen. Oblig. Participating VRDN Series PZ 130, 3.99% (Liquidity Facility Wells Fargo & Co.) (b)(e)	2,860	2,860
Florida Local Govt. Fin. Commission Series A, 3.74% 8/14/07, LOC Wachovia Bank NA, CP	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	$ 8,695	$ 8,695
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.97% (Liquidity Facility Societe Generale) (b)(e)	2,910	2,910
Fort Myers Impt. Rev. Participating VRDN Series Putters 1709, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,660	3,660
Highlands County Health Facilities Auth. Rev.:
Participating VRDN Series Putters 1405, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,620	8,620
(Adventist Health Sys. - Sunbelt Proj.) Series C, 3.98%, VRDN (b)	2,700	2,700
Hillsborough County Indl. Dev. Participating VRDN Series PA 1410, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,335	6,335
Indian River County Hosp. District Hosp. Rev. Series 1985, 4.04%, LOC Wachovia Bank NA, VRDN (b)	2,700	2,700
Jacksonville Econ. Dev. Commission Healthcare Rev. Series B, 3.91%, LOC Fortis Banque SA, LOC JPMorgan Chase Bank, VRDN (b)	10,600	10,600
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.98% (Liquidity Facility Citibank NA) (b)(e)	1,695	1,695
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 805, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,470	5,470
Lake County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 4087, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	18,405	18,405
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series PT 3268, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,905	9,905
Miami-Dade County Expressway Auth. Participating VRDN:
Series Putters 1339, 3.97% (Liquidity Facility Deutsche Postbank AG) (b)(e)	2,545	2,545
Series ROC II R 9026, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	19,525	19,525
Series ROC II R 9027, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	9,160	9,160
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,775	6,775
Miami-Dade County School District Participating VRDN Series MT 413, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,225	3,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 919, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 5,485	$ 5,485
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 560, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,765	3,765
Orlando Utils. Commission Util. Sys. Rev. Participating VRDN Series Putters 1557, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	4,990	4,990
Palm Beach County Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 3.97%, LOC Bank of America NA, VRDN (b)	5,600	5,600
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) 3.96%, LOC Northern Trust Co., Chicago, VRDN (b)	6,300	6,300
(Planned Parenthood Proj.) 3.96%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
(Zoological Society of Palm Beach Proj.) 3.94%, LOC Northern Trust Co., Chicago, VRDN (b)	3,900	3,900
Panama City Beach Participating VRDN Series Solar 2006 129, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	9,100	9,100
Port of Saint Lucie Util. Rev. Participating VRDN Series PZ 91, 3.99% (Liquidity Facility BNP Paribas SA) (b)(e)	3,065	3,065
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 755 PB, 3.97% (Liquidity Facility Deutsche Postbank AG) (b)(e)	6,095	6,095
Santa Rosa County School Board Ctfs. of Prtn. Participating VRDN Series Putters 1293Z, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,245	5,245
Sunshine State Govt. Fing. Commission Rev. Series I, 3.73% 9/14/07 (CIFG North America Insured) (AMBAC Insured), CP	14,780	14,780
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,000	2,000
		332,500
Georgia - 2.5%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN:
Series EGL 7053030 Class A, 3.98% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	5,200	5,200
Series Putters 1690, 3.97% (Liquidity Facility Deutsche Postbank AG) (b)(e)	10,455	10,455
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Dev. Auth. Student Hsg. Rev. Participating VRDN Series Putters 145, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 9,450	$ 9,450
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series Putters 513, 3.96% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	9,950	9,950
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 3.76%, tender 6/1/07 (b)	12,300	12,301
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 4.05%, LOC Gen. Elec. Cap. Corp., VRDN (b)	7,000	7,000
Fulton Athens-Clark Catholic Health Participating VRDN Series PT 4067, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,750	6,750
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) 3.95%, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Georgia State Bonds Series B, 4% 4/1/08	10,030	10,066
Main Street Natural Gas, Inc. Participating VRDN:
Series Merlots 07 C6, 4% (Liquidity Facility Bank of New York, New York) (b)(e)	12,900	12,900
Series PT 3885, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,200	7,200
Series Putters 1672, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,425	5,425
Metropolitan Atlanta Rapid Transit Auth. Participating VRDN Series PT 4042, 3.98% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	6,115	6,115
Washington Wilkes Payroll Dev. Auth. Rev. Participating VRDN Series Putters 1389 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,600	5,600
		113,412
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series PT 2301, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,280	3,280
Illinois - 10.1%
Chicago Board of Ed. Participating VRDN:
Series PT 3569, 3.98% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	3,655	3,655
Series PZ 60, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,370	4,370
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 4% (Liquidity Facility Citibank NA) (b)(e)	$ 2,500	$ 2,500
Series PT 2357, 3.98% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	1,685	1,685
Series PT 2360, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,495	5,495
Series PT 2361, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,740	1,740
Series Putters 1277, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,980	9,980
Series Solar 06 38, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	2,500	2,500
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MS 1284, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	5,175	5,175
Series MSTC 7016 Class A, 3.97% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	15,645	15,645
Chicago Sales Tax Rev. 3.93% (FGIC Insured), VRDN (b)	3,500	3,500
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.99% (Liquidity Facility Citibank NA) (b)(e)	10,005	10,005
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 118, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,200	3,200
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	18,785	18,785
Series Merlots 97 V, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,285	1,285
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.98% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)	1,200	1,200
Series PA 591, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,305	5,305
Series ROC II RR 2063, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	2,785	2,785
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	9,740	9,740
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	6,390	6,390
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN:
Series PZ 181, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 8,450	$ 8,450
Series PZ 80, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,350	1,350
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 4.21%, LOC Allied Irish Banks PLC, VRDN (b)	1,000	1,000
(Palos Cmnty. Hosp. Proj.) 4% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,000	5,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series EGL 03 60 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	4,690	4,690
Series EGL 06 95 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	10,395	10,395
Series PA 896R, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,135	4,135
(ACI Cultural Pooled Fing. Prog.) 3.95%, LOC JPMorgan Chase Bank, VRDN (b)	4,700	4,700
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series MS 06 1489, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	4,065	4,065
Series PT 3029, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,800	7,800
(Chicago Historical Society Proj.) 3.93%, LOC JPMorgan Chase Bank, VRDN (b)	13,500	13,500
(Illinois College Proj.) 3.94%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,000	10,000
(Mercy Alliance, Inc. Proj.) 3.97%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	7,000	7,000
Illinois Fin. Auth. Student Hsg. Rev. Series A, 3.99%, LOC Banco Santander Central Hispano SA, VRDN (b)	5,325	5,325
Illinois Gen. Oblig. Participating VRDN:
Series MACN 06 L, 3.97% (Liquidity Facility Bank of America NA) (b)(e)	3,490	3,490
Series MS 98 143, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	1,500	1,500
Series PT 2131, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,660	7,660
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig. Participating VRDN: - continued
Series Putters 133, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	$ 4,325	$ 4,325
Series Putters 409, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,730	5,730
Series Putters 679, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,920	2,920
Series ROC II R4536, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,375	5,375
Illinois Health Facilities Auth. Rev.:
(Little Co. of Mary Hosp. Proj.) 3.96%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,390	4,390
(Rehabilitation Inst. of Chicago Proj.) Series 1997, 3.93%, LOC Bank of America NA, VRDN (b)	14,400	14,400
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,310	6,310
Illinois Reg'l. Trans. Auth.:
Participating VRDN:
Series BA 03 C, 4% (Liquidity Facility Bank of America NA) (b)(e)	2,000	2,000
Series BA 04 A, 3.96% (Liquidity Facility Bank of America NA) (b)(e)	3,330	3,330
Series Merlots 01 A86, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	6,110	6,110
Series Merlots 02 A24, 3.99% (Liquidity Facility Bank of New York, New York) (b)(e)	4,935	4,935
Series PT 2398, 3.98% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,700	7,700
Series SGB 19, 3.97% (Liquidity Facility Societe Generale) (b)(e)	1,000	1,000
Series B, 3.93% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	20,000	20,000
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,940	3,940
Illinois Toll Hwy. Auth. Rev. Participating VRDN Series 2005 A, 3.98% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)	11,995	11,995
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series Putters 1354, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,690	6,690
Series ROC II R 606PB, 3.97% (Liquidity Facility Deutsche Postbank AG) (b)(e)	6,175	6,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 3,240	$ 3,240
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Participating VRDN Series PT 3919, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,200	4,200
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	1,101	1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 4.32%, LOC LaSalle Bank NA, VRDN (b)	3,375	3,375
McHenry County Cmnty. School District #200 Participating VRDN Series Putters 1362, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,600	2,600
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series Floaters 06 28Z, 3.98% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	6,420	6,420
Series GS 06 6Z, 3.98% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	2,555	2,555
Series GS 06 9Z, 3.98% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	12,845	12,845
Series PA 1058, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,350	1,350
Series Putters 1508, 4% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,875	2,875
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 3.97% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	10,350	10,350
Northern Illinois Univ. Revs. Participating VRDN Series PT 2320, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,055	7,055
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 6, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,880	3,880
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC 1076, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,040	6,040
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 04 45 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Springfield Elec. Rev. Participating VRDN Series Putters 1314, 3.97% (Liquidity Facility Deutsche Postbank AG) (b)(e)	7,685	7,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 06 124, 3.99% (Liquidity Facility Citibank NA) (b)(e)	$ 14,300	$ 14,300
Series Merlots 01 A105, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,050	3,050
Series PT 2620, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,145	5,145
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	2,560	2,560
Will County Cmnty. Unit School District #365, Valley View Participating VRDN:
Series PZ 47, 3.99% (Liquidity Facility BNP Paribas SA) (b)(e)	9,000	9,000
Series PZ 81, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,665	3,665
Will County School District #122 Participating VRDN Series PZ 48, 3.99% (Liquidity Facility BNP Paribas SA) (b)(e)	3,595	3,595
Winnebago County Rev. (The Mill Proj.) Series 1996, 4.05%, LOC JPMorgan Chase Bank, VRDN (b)	2,640	2,640
		454,851
Indiana - 3.5%
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,990	3,990
Ctr. Grove 2000 Bldg. Corp. Participating VRDN Series DB 135, 3.98% (Liquidity Facility Deutsche Bank AG) (b)(e)	2,000	2,000
Ctr. Grove School Bldg. Corp. Participating VRDN Series Putters 727, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,715	6,715
Elkhart County Gen. Oblig. Participating VRDN Series Putters 553, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,135	2,135
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,500	5,500
Indiana Bond Bank:
Participating VRDN Series ROC II R2079, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	2,405	2,405
RAN 4.25% 1/31/08, LOC Bank of New York, New York	8,100	8,135
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 3.95%, LOC JPMorgan Chase Bank, VRDN (b)	4,425	4,425
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II R6072, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	$ 5,280	$ 5,280
Indiana Muni. Pwr. Participating VRDN Series 06 100, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	14,605	14,605
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series DB 114, 3.98% (Liquidity Facility Deutsche Bank AG) (b)(e)	6,340	6,340
Series Merlots B21, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	4,130	4,130
Series MS 853, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	2,000	2,000
Series PT 2189, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,940	2,940
Series PT 3610, 3.98% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	28,685	28,685
Indianapolis Bond Bank Wtrwks. Rev. Participating VRDN Series PT 3961, 3.99% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,095	7,095
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	9,875	9,875
IPS Multi-School Bldg. Corp. Participating VRDN Series Putters 1702, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	6,535	6,535
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 3.99% (Liquidity Facility Bank of New York, New York) (b)(e)	6,590	6,590
North Daviess School Bldg. Corp. Participating VRDN Series ROC II R2203, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,575	6,575
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,780	9,780
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 4.15%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,000	6,000
White County Hosp. Rent Rev. 3.95%, LOC Regions Bank of Alabama, VRDN (b)	7,900	7,900
		159,635
Iowa - 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,330	6,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.6%
Wichita Hosp. Rev. Participating VRDN Series MT 170, 3.98% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	$ 19,695	$ 19,695
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 1136, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,005	3,005
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,475	3,475
		26,175
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. (Baptist Health Care Proj.) Series B, 3.95% (MBIA Insured), VRDN (b)	4,900	4,900
Louisville & Jefferson County Participating VRDN Series PA 1416, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,000	5,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	9,525	9,525
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 4.04% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,200	1,200
		20,625
Louisiana - 2.7%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	11,955	11,955
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series MS 06 1307, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	11,700	11,700
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 3035, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,765	5,765
Series ROC II RR 9049, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	22,595	22,595
Series Stars 162, 3.98% (Liquidity Facility BNP Paribas SA) (b)(e)	11,480	11,480
Louisiana Gen. Oblig. Participating VRDN:
Series Merlot 06 C4, 3.99% (Liquidity Facility Bank of New York, New York) (b)(e)	5,600	5,600
Series MT 158, 3.98% (Liquidity Facility BNP Paribas SA) (b)(e)	2,000	2,000
Series MT 190, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	6,275	6,275
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Participating VRDN Series Putters 1349, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 9,485	$ 9,485
Louisiana State Univ. Participating VRDN Series Solar 06 115, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	18,475	18,475
Saint Charles Parish Consolidated Wtrwks. & Wastewtr. District 1 Participating VRDN Series PT 3861, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,115	7,115
Saint Tammany Parish Sales Participating VRDN Series PT 3633, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	975	975
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 3.78% tender 5/3/07, CP mode	8,400	8,400
		121,820
Maine - 0.5%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	8,060	8,060
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series DB 107, 3.98% (Liquidity Facility Deutsche Bank AG) (b)(e)	5,170	5,170
Series EGL 00 1901 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Series Putters 546, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,215	5,215
		21,445
Maryland - 0.6%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 85, 3.77% tender 5/3/07, LOC Wachovia Bank NA, CP mode	4,300	4,300
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Bonds Series Q, 3.59% 12/14/07	10,000	10,000
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series MS 06 1310, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	7,600	7,600
		25,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - 2.8%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.97%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 9,000	$ 9,000
Detroit City School District Participating VRDN:
Series PT 1579, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	13,030	13,030
Series PT 3559, 3.98% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,435	7,435
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Series Merlots 01 A103, 3.99% (Liquidity Facility Bank of New York, New York) (b)(e)	1,200	1,200
Series PT 2595, 3.97% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	5,895	5,895
Detroit Wtr. Supply Sys. Rev.:
Bonds Series PT 2587, 3.74%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France) (b)(e)(f)	3,270	3,270
Participating VRDN Series Putters 200, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,270	1,270
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,990	1,990
Kent County Bldg. Auth. Participating VRDN Series PT 3243, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,895	5,895
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series MS 907, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	4,948	4,948
Series Stars 101, 3.97% (Liquidity Facility BNP Paribas SA) (b)(e)	7,485	7,485
(Facilities Prog.) Series 2005 IIA, 3.91%, LOC DEPFA BANK PLC, VRDN (b)	4,200	4,200
Michigan Muni. Bond Auth. Rev.:
Participating VRDN Series MT 287, 3.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,090	9,090
RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	10,300	10,325
Michigan State Hosp. Fin. Auth. Rev.:
Participating VRDN Series PT 732, 3.98% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	7,700	7,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan State Hosp. Fin. Auth. Rev.: - continued
(Health Care Equip. Ln. Prog.):
Series B, 3.97%, LOC LaSalle Bank Midwest NA, VRDN (b)	$ 800	$ 800
3.97%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,500	11,500
(Munising Memorial Hosp. Assoc. Proj.) 3.97%, LOC Banco Santander Central Hispano SA, VRDN (b)	6,400	6,400
Michigan Strategic Fund Ltd. Oblig. Rev. (Dow Chemical Co. Proj.) 4.15%, VRDN (b)	8,500	8,500
		123,933
Minnesota - 0.9%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series GS 07 1G, 3.97% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	6,295	6,295
Series Merlots 00 ZZ, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,840	1,840
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	3,100	3,100
Series MS 1461, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	6,400	6,400
Minnesota Higher Ed. Facilities Auth. Rev. (Gustavus Adolphus College Proj.) 3.95%, LOC Allied Irish Banks PLC, VRDN (b)	7,600	7,600
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.97%, LOC Fannie Mae, VRDN (b)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 3.98% (Liquidity Facility Citibank NA) (b)(e)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 3.98% (Liquidity Facility Citibank NA) (b)(e)	7,080	7,080
		39,780
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Putters 667, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,385	2,385
Mississippi Gen. Oblig.:
Participating VRDN Series Putters 138, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	7,935	7,935
Series 2003 E, 3.94% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	7,010	7,010
		17,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - 1.0%
Howard Bend Levee District Participating VRDN Series PT 3338, 3.98% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	$ 5,485	$ 5,485
Jackson County Spl. Oblig. Participating VRDN Series ROC II R 9013, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,645	4,645
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series Floaters 06 1433, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	5,300	5,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 3.99% (Liquidity Facility Citibank NA) (b)(e)	6,000	6,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 4.11%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,700	3,700
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	2,700	2,700
Springfield Pub. Util. Rev. Participating VRDN Series Munitops 06 72, 3.99% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	17,150	17,150
		44,980
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Bonds Series A, 5.25% 1/1/10 (Pre-Refunded to 1/1/08 @ 101) (d)	5,000	5,101
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.99% (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Series EGL 04 9 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	2,560	2,560
Omaha Pub. Pwr. District Participating VRDN Series LB 06 P114, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	11,535	11,535
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series MS 1289, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	5,100	5,100
		26,296
Nevada - 1.7%
Clark County Fuel Tax Participating VRDN:
Series Putters 1309, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,650	5,650
Series PZ 138, 3.99% (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,360	3,360
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District Participating VRDN Series PT 3918, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 2,710	$ 2,710
Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 83, 3.98% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	8,305	8,305
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series Putters 802, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,155	4,155
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,245	5,245
Series PT 3522, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,885	8,885
Series PZ 142, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,630	12,630
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,270	5,270
Reno Sales Tax Rev. Participating VRDN:
Series GS 06 3G, 3.98% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	5,825	5,825
Series GS 06 5GZ, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	14,522	14,522
		76,557
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 3.95%, LOC SunTrust Banks, Inc., VRDN (b)	7,495	7,495
New Jersey - 0.9%
East Brunswick Township Gen. Oblig. BAN 4% 1/4/08	9,700	9,720
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	16,000	16,000
Series PA 614, 3.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,825	3,825
New Jersey Trans. Trust Fund Auth. Participating VRDN Series PZ 116, 3.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	13,260	13,260
		42,805
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.4%
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Proj.) Series B, 3.95% (FSA Insured), VRDN (b)	$ 7,300	$ 7,300
Roswell Student Hsg. Rev. (Roswell LLC Proj.) Series 2006 A. 3.95%, LOC Banco Santander Central Hispano SA, VRDN (b)	11,710	11,710
		19,010
New York - 1.2%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 15 Class A, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	25,175	25,175
Series EGL 04 33 Class A, 3.98% (Liquidity Facility Citibank NA) (b)(e)	8,500	8,500
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 3.96% (Liquidity Facility Morgan Stanley) (b)(e)	1,460	1,460
New York Transitional Fin. Auth. Rev. Participating VRDN Series MSDW 00 319, 3.96% (Liquidity Facility Morgan Stanley) (b)(e)	3,760	3,760
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series EGL 02 6024 Class A, 3.98% (Liquidity Facility Citibank NA) (b)(e)	13,690	13,690
		52,585
Non State Specific - 0.3%
Multistate Participating VRDN Series PZP 015, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,000	10,000
Multistate Puttable Floating Option Tax Receipts Participating VRDN Series PZP 017, 4.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,360	3,360
		13,360
North Carolina - 3.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Participating VRDN Series MS 1272, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	6,855	6,855
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R7529, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	10,755	10,755
Mecklenburg County Ctfs. of Prtn. 3.96% (Liquidity Facility Bank of America NA), VRDN (b)	5,375	5,375
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 3.95%, LOC Branch Banking & Trust Co., VRDN (b)	7,775	7,775
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 3.95%, LOC Branch Banking & Trust Co., VRDN (b)	$ 5,610	$ 5,610
3.95%, LOC Branch Banking & Trust Co., VRDN (b)	10,000	10,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 07 0015, 3.97% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	10,890	10,890
Series MS 06 1338, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	7,649	7,649
Series ROC RR II 9048, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	7,185	7,185
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	7,175	7,175
North Carolina Gen. Oblig. Participating VRDN Series ROC II R 597, 3.98% (Liquidity Facility Citibank NA) (b)(e)	3,480	3,480
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ROC II R 811, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	14,600	14,600
North Carolina Med. Care Commission Health Care Facilities Rev. Novant Health Participating VRDN Series RBC I 15, 3.98% (Liquidity Facility Royal Bank of Canada) (b)(e)	9,000	9,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 1999 B, 6.375% 1/1/08	7,000	7,125
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC 645, 3.98% (Liquidity Facility Citibank NA) (b)(e)	6,400	6,400
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	7,700	7,700
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 3.95% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	5,975	5,975
		133,549
Ohio - 2.0%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 3.98%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,620	3,620
Columbus City School District Participating VRDN Series RBC I 21, 3.97% (Liquidity Facility Royal Bank of Canada) (b)(e)	6,000	6,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 4.07%, VRDN (b)	14,000	14,000
Subseries B3, 4.07%, VRDN (b)	2,100	2,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Delaware Gen. Oblig. BAN 4% 12/13/07	$ 5,000	$ 5,013
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series MS 1223, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	8,300	8,300
(Cincinnati Gas & Elec. Co. Proj.) Series A, 4.2%, VRDN (b)	3,400	3,400
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	12,505	12,505
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN:
Series EGL 7053020 Class A, 3.98% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	3,000	3,000
Series PT 3880, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,235	5,235
(Pooled Fing. Prog.):
Series 2003 B, 3.94%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,000	5,000
Series 2004 B, 3.94%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,100	5,100
Series 2006 A, 3.94%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	8,000	8,000
(The College of Mount Saint Joseph Proj.) 3.95%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,460	2,460
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 3.93%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,400	4,400
		88,133
Oklahoma - 0.8%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.95% (AMBAC Insured), VRDN (b)	13,400	13,400
Tulsa County Indl. Auth. Health Care Rev. Participating VRDN Series PA 1431, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	20,570	20,570
		33,970
Oregon - 1.1%
Oregon Board of Higher Ed. Participating VRDN Series PT 4019, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,820	6,820
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,900	4,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series Stars 07 28, 3.97% (Liquidity Facility BNP Paribas SA) (b)(e)	$ 17,965	$ 17,965
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 4.1% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	4,300	4,300
Portland Swr. Sys. Rev. Participating VRDN Series PT 2435, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,960	5,960
Portland Urban Renewal & Redev. Participating VRDN Series PT 3287, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,495	7,495
		47,440
Pennsylvania - 4.4%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 3.97%, LOC Manufacturers & Traders Trust Co., VRDN (b)	9,700	9,700
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Putters 1281, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	4,150	4,150
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 3.94%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,600	2,600
(UPMC Health Sys. Proj.) Series 2002 C, 3.94%, LOC Comerica Bank, Detroit, VRDN (b)	2,470	2,470
Bensalem Township School District Participating VRDN Series Putters 1715, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,500	1,500
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Cmntys. Proj.) Series 2003, 3.97%, LOC Allied Irish Banks PLC, VRDN (b)	4,790	4,790
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 3.94%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,400	2,400
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 3.99% (Liquidity Facility Bank of New York, New York) (b)(e)	59,300	59,300
Lehigh Participating VRDN Series MT 385, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,120	8,120
Middletown Area School District Gen. Oblig. 3.95% (FSA Insured), VRDN (b)	13,700	13,700
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Gaudenzia Foundation, Inc. Prog.) 3.94%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,290	3,290
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.95%, LOC Unicredito Italiano Spa, VRDN (b)	$ 4,500	$ 4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,925	2,925
(King's College Proj.) Series 2001 H6, 3.94%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,800	4,800
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 06 1479, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	4,670	4,670
Series MS 958, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	1,600	1,600
Series Putters 371Z, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,900	3,900
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	5,330	5,330
TRAN 4.5% 6/29/07	8,800	8,810
Philadelphia School District Bonds Series PT 2793, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(e)(f)	6,935	6,935
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series MS 773, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	4,995	4,995
Scranton-Lackawanna Health & Welfare Auth. Rev. 3.94%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	18,500	18,500
State Pub. School Bldg. Auth. Participating VRDN Series MS 06 1552, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	7,400	7,400
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Putters 1228, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,100	3,100
Wilkes Barre Gen. Oblig. Series 2004 B, 3.94%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	9,740	9,740
		199,225
Rhode Island - 0.3%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 3.97% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	12,490	12,490
South Carolina - 2.9%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenville County School District Installment Purp. Rev. Participating VRDN:
Series Floaters 43 TP, 3.96% (Liquidity Facility Wells Fargo & Co.) (b)(e)	$ 9,615	$ 9,615
Series PT 3393, 3.98% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	15,905	15,905
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 3.99% (Liquidity Facility Bank of New York, New York) (b)(e)	3,750	3,750
Horry County School District Participating VRDN Series PT 2033, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,675	3,675
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 4.2%, VRDN (b)	2,700	2,700
Scago Edl. Facilities Corp. for Colleton School District Participating VRDN Series Stars 06 173, 3.98% (Liquidity Facility BNP Paribas SA) (b)(e)	53,155	53,155
South Carolina Gen. Oblig. School Facilities Participating VRDN:
Series Putters PZ 150, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,610	5,610
Series ROC 692W, 3.97% (Liquidity Facility Wells Fargo & Co.) (b)(e)	4,090	4,090
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 4%, LOC Bank of America NA, VRDN (b)	6,600	6,600
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series PT 1877, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,715	3,715
Series PT 3460, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,985	9,985
Series Putters 1094, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,845	2,845
York County Poll. Cont. Rev. Bonds (Duke Energy Co. Proj.) 3.8% tender 5/1/07, CP mode	3,200	3,200
		130,345
Tennessee - 1.2%
Elizabethton Health & Edl. Facilities Board Rev. Bonds Series PT 894, 3.73%, tender 9/27/07 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,995	4,995
Knoxville Waste Wtr. Sys. Rev. Participating VRDN Series ROC II R 9010, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,505	5,505
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis Elec. Sys. Rev. Participating VRDN Series MS 1031, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	$ 5,845	$ 5,845
Memphis Gen. Oblig. Participating VRDN Series MS 1018, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	5,455	5,455
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 1316, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,695	9,695
Metropolitan Govt. Nashville & Davidson County Indl. Rev. (Ridgelake Apts. Proj.) 3.95%, LOC Freddie Mac, VRDN (b)	17,029	17,029
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,980	1,980
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 4.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	5,400	5,400
		55,904
Texas - 19.2%
Alamo Cmnty. College District Participating VRDN Series BA 07 127, 3.97% (Liquidity Facility Bank of America NA) (b)(e)	15,695	15,695
Aldine Independent School District Participating VRDN Series Putters 827, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,910	2,910
Arlington Spl. Oblig. Series B, 3.93% (MBIA Insured), VRDN (b)	11,700	11,700
Austin Elec. Util. Sys. Rev. Participating VRDN Series MS 1364, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	11,710	11,710
Austin Gen. Oblig. Participating VRDN Series DB 160, 3.98% (Liquidity Facility Deutsche Bank AG) (b)(e)	8,565	8,565
Bastrop Independent School District Participating VRDN Series ROC II R492, 3.98% (Liquidity Facility Citibank NA) (b)(e)	8,150	8,150
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN:
Series Putters 517, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	13,345	13,345
Series ROC II R 7517, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,130	5,130
Boerne Independent School District Participating VRDN Series Putters 626, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,165	3,165
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 4.2%, VRDN (b)	2,600	2,600
Brownsville Util. Sys. Rev. Participating VRDN Series DB 175, 3.98% (Liquidity Facility Deutsche Bank AG) (b)(e)	10,685	10,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Comal Independent School District Participating VRDN Series PT 3917, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 3,360	$ 3,360
Corsicana Independent School District Participating VRDN Series DB 111, 3.98% (Liquidity Facility Deutsche Bank AG) (b)(e)	5,080	5,080
Crowley Independent School District Participating VRDN Series PT 3039, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,065	7,065
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series GS 07 10TP, 3.96% (Liquidity Facility DEPFA BANK PLC) (b)(e)	10,585	10,585
Series GS 07 11TP, 3.96% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	10,950	10,950
Dallas Independent School District Participating VRDN:
Series PT 2210, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,255	7,255
Series ROC II R6069, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	3,465	3,465
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 3.97% (Liquidity Facility Societe Generale) (b)(e)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	4,015	4,015
El Paso Gen. Oblig. Participating VRDN Series Putters 1042, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,585	3,585
Fort Bend County Gen. Oblig. Participating VRDN Series Putters 1326, 3.97% (Liquidity Facility Deutsche Postbank AG) (b)(e)	2,770	2,770
Garland Independent School District Participating VRDN Series ROC II R2213, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,315	5,315
Granbury Independent School District Participating VRDN:
Series PT 3080, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,615	7,615
Series SG 129, 3.98% (Liquidity Facility Societe Generale) (b)(e)	4,815	4,815
Harlandale Independent School District Participating VRDN Series Putters 524, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,685	2,685
Harris County Flood Cont. District Participating VRDN Series EGL 06 0165, 3.99% (Liquidity Facility Citibank NA) (b)(e)	33,300	33,300
Harris County Gen. Oblig. Participating VRDN:
Series PT 1623, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,915	5,915
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig. Participating VRDN: - continued
Series Putters 1099, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 2,800	$ 2,800
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	5,000	5,000
Harris County Hosp. District Rev. Bonds Series PT 726, 3.73%, tender 9/27/07 (Liquidity Facility BNP Paribas SA) (b)(e)(f)	4,995	4,995
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.99% (MBIA Insured), VRDN (b)	3,300	3,300
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 3.95%, LOC Regions Bank of Alabama, VRDN (b)	13,105	13,105
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,500	3,500
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 3.97%, LOC KBC Bank NV, VRDN (b)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN Series EGL 00 4307, 3.99% (Liquidity Facility Citibank NA) (b)(e)	9,000	9,000
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,445	5,445
Series ROC II 2084, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,205	5,205
Houston Gen. Oblig. Participating VRDN:
Series PT 3455, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,140	7,140
Series PT 969, 3.98% (Liquidity Facility DEPFA BANK PLC) (b)(e)	8,200	8,200
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 3.98% (Liquidity Facility Societe Generale) (b)(e)	3,100	3,100
Houston Independent School District Participating VRDN Series MT 401, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,995	4,995
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.98% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	1,500	1,500
Houston Util. Sys. Rev. Participating VRDN:
Series IXIS 05 23, 3.98% (Liquidity Facility CDC Fin. CDC IXIS) (b)(e)	10,815	10,815
Series PT 2243, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,085	7,085
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev. Participating VRDN: - continued
Series PT 3229, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 5,310	$ 5,310
Series Putters 527, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,130	3,130
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series GS 06 37TPZ, 3.98% (Liquidity Facility Wells Fargo & Co.) (b)(e)	6,210	6,210
Series Merlots 02 A16, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	2,285	2,285
Series Putters 1688, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,125	4,125
Series SG 120, 3.98% (Liquidity Facility Societe Generale) (b)(e)	11,600	11,600
Hunt Memorial Hosp. District Rev. Series 1998, 3.98% (FSA Insured), VRDN (b)	4,165	4,165
Hutto Independent School District Participating VRDN Series ROC II R434, 3.98% (Liquidity Facility Citibank NA) (b)(e)	4,200	4,200
Irving Independent School District Participating VRDN:
Series 2006 274 Class A, 3.98% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	9,840	9,840
3.98% (Liquidity Facility Wells Fargo & Co.) (b)(e)	8,900	8,900
Keller Independent School District Participating VRDN Series ROC II R 7048, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,700	6,700
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN:
Series MS 1082, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	4,648	4,648
Series PT 1818, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,240	4,240
Mansfield Independent School District Participating VRDN Series Putters 704, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	1,985	1,985
McAllen Independent School District Participating VRDN Series PT 3082, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	11,760	11,760
Midlothian Independent School District Participating VRDN Series PT 3081, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,705	5,705
Montgomery County Gen. Oblig. Participating VRDN Series ROC II R 7037, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	3,880	3,880
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
New Caney Independent School District Participating VRDN Series MS 1286, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	$ 9,515	$ 9,515
North East Texas Independent School District Participating VRDN:
Series MS 06 1333, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	5,745	5,745
Series PT 3957, 3.99% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	5,100	5,100
Northside Independent School District Participating VRDN Series PT 2329, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,600	4,600
Nueces River Auth. Wtr. Supply Rev. Participating VRDN:
Series PT 3190, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,690	5,690
Series Putters 1412, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,945	2,945
Pearland Independent School District Participating VRDN:
Series PA 1449, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,665	6,665
Series SG 106, 3.98% (Liquidity Facility Societe Generale) (b)(e)	1,100	1,100
Plano Independent School District Participating VRDN Series SGA 128, 3.97% (Liquidity Facility Societe Generale) (b)(e)	1,680	1,680
Port Houston Auth. Harris County Participating VRDN Series PT 3531, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	11,305	11,305
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.97% (Liquidity Facility Societe Generale) (b)(e)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 3.97% (Liquidity Facility Societe Generale) (b)(e)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,565	6,565
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series MS 00 469, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	9,995	9,995
Series PT 3921, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,000	12,000
Series SG 104, 3.98% (Liquidity Facility Societe Generale) (b)(e)	5,490	5,490
Series SG 105, 3.98% (Liquidity Facility Societe Generale) (b)(e)	5,200	5,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
3.99% (Liquidity Facility Bank of America NA), VRDN (b)	$ 20,275	$ 20,275
San Antonio Gen. Oblig. Participating VRDN Series Putters PZ 146, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,165	6,165
San Antonio Independent School District Bonds Series AAB 01 28, 3.98%, tender 5/7/07 (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	1,400	1,400
San Antonio Muni. Drainage Util. Sys. Rev. Participating VRDN Series ROC II R553, 3.98% (Liquidity Facility Citibank NA) (b)(e)	5,175	5,175
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3.99% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,000	1,000
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.99% (Liquidity Facility Citibank NA) (b)(e)	5,805	5,805
Series ROC II R2222, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,125	4,125
Sunnyvale School District Participating VRDN Series Putters 619, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,540	5,540
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN:
Series PT 3428, 4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,340	10,340
Series PT 976, 3.98% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	7,995	7,995
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,440	1,440
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	4,800	4,800
Series EGL 06 0125, 3.99% (Liquidity Facility Citibank NA) (b)(e)	17,900	17,900
Series LB 05 K15, 4.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	8,000	8,000
Series MACN 05 I, 3.96% (Liquidity Facility Bank of America NA) (b)(e)	9,390	9,390
Series PT 3489, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	13,560	13,560
Series Putters 1024, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,915	8,915
TRAN 4.5% 8/31/07	161,160	161,590
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series Putters 1330, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 2,420	$ 2,420
Series Putters 1331, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,995	2,995
Texas Trans. Mobility Fund Participating VRDN Series ROC 4083, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,500	6,500
Univ. of Texas Univ. Revs. Participating VRDN:
Series MT 354, 3.98% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	17,150	17,150
Series Putters 1646, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,100	6,100
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,985	5,985
Series ROC II R 7041, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	12,745	12,745
		862,313
Utah - 1.4%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev. Participating VRDN Series ROC II R2202, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	8,480	8,480
Intermountain Pwr. Agcy.:
Participating VRDN Series MS 175, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	16,495	16,495
Series 1997 B2, 3.68% 8/8/07 (Liquidity Facility Bank of Nova Scotia), CP	9,000	9,000
Series 98 B4, 3.74% 9/6/07 (Liquidity Facility Bank of Nova Scotia), CP	6,000	6,000
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series EGL 96 C4402 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	5,665	5,665
Saint George Elec. Rev. Participating VRDN Series Putters 917, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,590	5,590
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,260	6,260
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,125	5,125
		62,615
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - 1.7%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 4.01% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	$ 1,300	$ 1,300
Fairfax County Redev. & Hsg. Auth. Rev. BAN 4% 2/12/08	3,150	3,159
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series EGL 06 91 Class A, 3.99% (Liquidity Facility Citibank NA) (b)(e)	14,700	14,700
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 84:
3.85% tender 5/3/07, CP mode	4,000	4,000
3.95% tender 5/24/07, CP mode	700	700
3.95% tender 5/30/07, CP mode	4,000	4,000
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 3.99%, VRDN (b)	25,575	25,575
Upper Occoquan Swr. Auth. Rev. Participating VRDN Series A, 3.97% (Liquidity Facility Bank of America NA) (b)(e)	13,000	13,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	2,300	2,300
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 1997A, 5.6% 8/1/14 (Pre-Refunded to 8/1/07 @ 101) (d)	8,860	8,991
		77,725
Washington - 3.6%
Central Washington Univ. Sys. Rev. Participating VRDN Series ROC II R 2121, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	8,320	8,320
Energy Northwest Elec. Rev. Participating VRDN:
Series EGL 06 65 Class A, 3.98% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)	12,900	12,900
Series PT 734, 3.98% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	7,000	7,000
Series ROC II R152, 3.98% (Liquidity Facility Citibank NA) (b)(e)	2,230	2,230
Series ROC II R3012, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	9,660	9,660
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,280	5,280
King County Rural Library District Participating VRDN:
Series PT 3053, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,940	3,940
Series Putters 1009, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,905	4,905
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Rural Library District Participating VRDN: - continued
Series Putters 1015, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 5,630	$ 5,630
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,955	3,955
King County Swr. Rev. Participating VRDN:
Series MS 01 554, 3.97% (Liquidity Facility Morgan Stanley) (b)(e)	5,000	5,000
Series PT 3466, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,000	4,000
Lewis County Pub. Util. District #1 Participating VRDN Series ROC RR II R4026, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,310	6,310
Port of Seattle Rev. Participating VRDN Series DB 168, 3.98% (Liquidity Facility Deutsche Bank AG) (b)(e)	6,330	6,330
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 A, 3.95%, LOC Bank of America NA, VRDN (b)	2,325	2,325
Redmond Cmnty. Properties Lease Participating VRDN Series MT 269, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,445	3,445
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,930	4,930
Snohomish County Pub. Util. District #1 Elec. Rev. Participating VRDN Series ROC II R6055, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	7,405	7,405
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Participating VRDN Series ROC II R2041, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	3,930	3,930
Washington Gen. Oblig. Participating VRDN:
Series PT 2095, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,980	1,980
Series PT 3293, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,330	5,330
Series Putters 1199, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,615	3,615
Series Putters 1296, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,905	4,905
Series Putters 509, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,470	5,470
Series ROC II R 759 PB, 3.97% (Liquidity Facility Deutsche Postbank AG) (b)(e)	8,055	8,055
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev. Participating VRDN Series LB 05 L1, 4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	$ 20,140	$ 20,140
Washington Hsg. Fin. Commission Nonprofit Rev.:
(Eastside Catholic School Proj.) Series A, 3.96%, LOC Keybank Nat'l. Assoc., VRDN (b)	5,000	5,000
(United Way King County Proj.) 4%, LOC Bank of America NA, VRDN (b)	2,100	2,100
		164,090
West Virginia - 0.3%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 4.12%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,950	3,950
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,370	2,370
Series ROC II R4067, 3.98% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,990	6,990
		13,310
Wisconsin - 2.0%
Badger Tobacco Asset Securitization Corp. Participating VRDN Series PA 1361, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,110	3,110
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series PT 3071, 3.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,710	6,710
Milwaukee County Gen. Oblig. RAN 4.25% 3/27/08	7,800	7,846
Wisconsin Gen. Oblig. Participating VRDN Series PT 967, 3.98% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	8,925	8,925
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MT 318, 3.98% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	10,800	10,800
Series PT 761, 3.98% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	3,400	3,400
Series PT 873, 3.98% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	10,765	10,765
Series PT 917, 3.99% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	12,930	12,930
Series Putters 399, 3.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,245	3,245
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Nat'l. Regency of New Berlin, Inc. Proj.) 4.11%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	$ 5,800	$ 5,800
Series B, 3.98%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	8,000	8,000
3.98%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	5,400	5,400
Wisconsin Trans. Rev. Participating VRDN Series Putters 299, 3.98% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	895	895
		87,826
	Shares
Other - 2.8%
Fidelity Tax-Free Cash Central Fund, 3.94% (a)(c)	127,515,800	127,516
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $4,301,443)		4,301,443
NET OTHER ASSETS - 4.2%		188,845
NET ASSETS - 100%		$ 4,490,288
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,195,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Detroit Wtr. Supply Sys. Rev. Bonds Series PT 2587, 3.74%, tender 10/4/07 (Liquidity Facility Dexia Cr. Local de France)	2/23/07	$ 3,270
Security	Acquisition Date	Cost (000s)
Elizabethton Health & Edl. Facilities Board Rev. Bonds Series PT 894, 3.73%, tender 9/27/07 (Liquidity Facility Merrill Lynch & Co., Inc.)	3/27/07	$ 4,995
Harris County Hosp. District Rev. Bonds Series PT 726, 3.73%, tender 9/27/07 (Liquidity Facility BNP Paribas SA)	3/27/07	$ 4,995
Philadelphia School District Bonds Series PT 2793, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	6/29/05	$ 6,935
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (amount in thousands)
Fidelity Tax-Free Cash Central Fund	$ 2,305

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,173,927)	$ 4,173,927
Fidelity Central Funds (cost $127,516)	127,516
Total Investments (cost $4,301,443)		$ 4,301,443
Cash		90,822
Receivable for investments sold		19,213
Receivable for fund shares sold		115,865
Interest receivable		40,468
Distributions receivable from Fidelity Central Funds		394
Prepaid expenses		11
Receivable from investment adviser for expense reductions		146
Other receivables		1,978
Total assets		4,570,340

Liabilities
Payable for investments purchased	$ 13,036
Payable for fund shares redeemed	63,046
Distributions payable	253
Accrued management fee	959
Distribution fees payable	367
Other affiliated payables	2,329
Other payables and accrued expenses	62
Total liabilities		80,052

Net Assets		$ 4,490,288
Net Assets consist of:
Paid in capital		$ 4,490,202
Distributions in excess of net investment income		(3)
Accumulated undistributed net realized gain (loss) on investments		89
Net Assets		$ 4,490,288

Daily Money Class: Net Asset Value, offering price and redemption price per share ($663,399 ÷ 662,931 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($513,173 ÷ 512,826 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($3,313,716 ÷ 3,312,880 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)

Investment Income
Interest		$ 71,725
Income from Fidelity Central Funds		2,305
Total income		74,030

Expenses
Management fee	$ 5,319
Transfer agent fees	4,287
Distribution fees	2,166
Accounting fees and expenses	189
Custodian fees and expenses	31
Independent trustees' compensation	6
Registration fees	434
Audit	27
Legal	6
Miscellaneous	12
Total expenses before reductions	12,477
Expense reductions	(4,490)	7,987
Net investment income		66,043
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		169
Net increase in net assets resulting from operations		$ 66,212

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 66,043	$ 97,800
Net realized gain (loss)	169	220
Net increase in net assets resulting from operations	66,212	98,020
Distributions to shareholders from net investment income	(66,044)	(97,793)
Share transactions - net increase (decrease)	693,643	841,473
Total increase (decrease) in net assets	693,811	841,700

Net Assets
Beginning of period	3,796,477	2,954,777
End of period (including distributions in excess of net investment income of $3 and distributions in excess of net investment income of $2, respectively)	$ 4,490,288	$ 3,796,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.027	.016	.005	.005	.010
Distributions from net investment income	(.015)	(.027)	(.016)	(.005)	(.005)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.49%	2.72%	1.58%	.47%	.52%	.98%
Ratios to Average Net Assets D, E
Expenses before reductions	.74% A	.73%	.74%	.74%	.74%	.73%
Expenses net of fee waivers, if any	.70% A	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.53% A	.54%	.61%	.69%	.68%	.66%
Net investment income	2.98% A	2.70%	1.60%	.49%	.52%	.98%
Supplemental Data
Net assets, end of period (in millions)	$ 663	$ 617	$ 575	$ 625	$ 544	$ 576

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.024	.013	.002	.003	.007
Distributions from net investment income	(.014)	(.024)	(.013)	(.002)	(.003)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.36%	2.46%	1.33%	.23%	.30%	.72%
Ratios to Average Net Assets D, E
Expenses before reductions	.99% A	.98%	.99%	.99%	.99%	.98%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.94%	.93%	.95%
Expenses net of all reductions	.78% A	.79%	.86%	.93%	.91%	.91%
Net investment income	2.73% A	2.45%	1.35%	.25%	.29%	.72%
Supplemental Data
Net assets, end of period (in millions)	$ 513	$ 519	$ 524	$ 504	$ 369	$ 367

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.029	.018	.007	.008	.012
Distributions from net investment income	(.016)	(.029)	(.018)	(.007)	(.008)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.61%	2.97%	1.84%	.73%	.78%	1.21%
Ratios to Average Net Assets D, E
Expenses before reductions	.49% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.28% A	.29%	.36%	.44%	.43%	.41%
Net investment income	3.23% A	2.95%	1.85%	.74%	.74%	1.17%
Supplemental Data
Net assets, end of period (in millions)	$ 3,314	$ 2,661	$ 1,856	$ 1,049	$ 495	$ 254

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Tax-Exempt Fund (the Fund) is a fund of Fidelity Newbury Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Cost for federal income tax purposes	$ 4,301,443

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Daily Money Class	-%	.25%	$ 821	$ 56
Capital Reserves Class	.25%	.25%	1,345	99
			$ 2,166	$ 155

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. When Daily Money Class shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made. For the period, FDC retained no sales load from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the Fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Tax Exempt pays a transfer agent fee equal to an annual rate of .20% of its month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC were as follows.

Daily Money Class	$ 655
Capital Reserves Class	536
Fidelity Tax-Free Money Market Fund	3096
$ 4,287

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

Semiannual Report

6. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Daily Money Class	.70%	$ 125
Capital Reserves Class	.95%	109
Fidelity Tax-Free Money Market Fund	.45%	599
		$ 833

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $31 and $188, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Daily Money Class	$ 530
Capital Reserves Class	434
Fidelity Tax-Free Money Market Fund	2,474
$ 3,438

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Daily Money Class	$ 9,708	$ 16,602
Capital Reserves Class	7,282	12,386
Fidelity Tax-Free Money Market Fund	49,054	68,805
Total	$ 66,044	$ 97,793

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
Daily Money Class Shares sold	1,658,304	3,146,123
Reinvestment of distributions	9,209	15,597
Shares redeemed	(1,621,032)	(3,119,787)
Net increase (decrease)	46,481	41,933
Capital Reserves Class Shares sold	1,319,134	2,528,347
Reinvestment of distributions	7,136	12,181
Shares redeemed	(1,332,019)	(2,545,253)
Net increase (decrease)	(5,749)	(4,725)
Fidelity Tax-Free Money Market Fund Shares sold	8,200,750	11,423,682
Reinvestment of distributions	48,318	67,656
Shares redeemed	(7,596,157)	(10,687,073)
Net increase (decrease)	652,911	804,265

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TFM-USAN-0607
1.784918.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 12, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 12, 2007